[graphic cover illustrations: acorn, top of ionic column, graduation mortar board hat, hands clasped in handshake]

Semi-Annual Report
September 30, 1998

     Galaxy II Funds

     Galaxy Funds

Galaxy Fund II Large Company Index Fund

Galaxy Fund II Small Company Index Fund

Galaxy Fund II Utility Index Fund

Galaxy Fund II U.S. Treasury
Index Fund

Galaxy Fund II Municipal
Bond Fund

[Galaxy Funds logo]

                                ---------------
                                Market Overview
                                ---------------

"In addition to a reduction in
  exports, U.S. growth was
  threatened by the weakening
  of world financial systems."

MARKET OVERVIEW

By Fleet Investment Advisors Inc.

      Bond prices headed higher and stock prices moved lower in the six months ended September 30, 1998. U.S. economic growth slowed during this time, as economic turmoil in Asia worsened and spread to the emerging markets of Russia and Latin America. In addition to a reduction in exports, U.S. growth was threatened by the weakening of world financial systems. With growth slowing and inflation still quite low, the Federal Reserve (the "Fed") cut short-term interest rates by 25 basis points at the end of September.

Economies Weaken Overseas

      In the second quarter of 1998, when the period began, the Gross Domestic Product ("GDP") which measures U.S. goods and services grew at a rate of 1.8%, down from 5.5% in the first quarter. This slowdown in growth was due largely to reduced trade with Asia, which had faced significant economic weakness for more than a year.

      Stock and bond prices advanced modestly in this environment. While encouraged by low inflation and interest rates, stock investors became nervous about future earnings. Although market indices representing large-company stocks continued to break new highs, indices representing small-company shares suffered losses. The prospect of weaker earnings allowed the Fed to leave interest rates unchanged in the second quarter. However, bond investors remained concerned that continued pressure from rising wages might eventually cause the Fed to raise rates. This kept bond prices trading in a relatively narrow range.

      Market environments changed dramatically in the third quarter of 1998, as threats to U.S. growth increased. With little progress in Asia's troubles, which included a recession in Japan, the Russian economy stumbled. As investors fled in greater numbers from other emerging markets, prospects darkened for economies in Latin America. When U.S. companies announced second-quarter earnings, it became clear that the reduction in exports overseas was taking its toll. By August, the S&P(R) 500 Index had fallen 19% from its high in July -- nearly erasing its year-to-date gains. With hope for a cut in interest rates, and bargain hunting by investors, stock prices rose in September. This left the S&P 500 Index with a total return of -6.93% for the six-month reporting period ended September 30, 1998.

      Bond prices rallied in the third quarter -- led by strong gains for U.S. Treasury securities. As in previous months, Treasuries were the favorite haven for both domestic and foreign investors fleeing weak stock markets. Long-term Treasury yields set new lows throughout the quarter. By the end of September, as the Fed cut short-term interest rates to bolster growth, 30-year Treasury yields had fallen to 4.96% -- down from 5.93% six months earlier. The average yield for municipal bonds in the Bond Buyer Index fell from 5.47% to 5.09% during this time.

                                ---------------
                                Market Overview
                                ---------------

 "With U.S. trade,
  manufacturing, employment,
  and consumer confidence
  now in decline, further
  earnings disappointments
  and additional cuts in
  interest rates seem
  likely."

Further Volatility Likely

      With U.S. trade, manufacturing, employment, and consumer confidence now in decline; further earnings disappointments and additional cuts in interest rates seem likely. While lower U.S. rates may help economies abroad to stabilize, the problems overseas may remain severe enough to stunt U.S. growth for months to come. Although a recession is possible, we expect GDP growth to be near 2% in the second half of 1998 and slow to 1% for the first three quarters of 1999.

      In such an environment, bonds could rally further and the stock market would probably remain volatile. In addition to economic uncertainty, political turmoil at home should keep stock investors very nervous. However, the outlook for stocks could brighten next year if lower interest rates sustain U.S. growth, and foreign economies stabilize. Many shares are now much more reasonably priced than six months ago -- especially those of smaller firms.

[bar charts]

Performance At-A-Glance

Average Annual Returns as of September 30, 1998

Large Company Index Fund (Inception Date 10/1/90)

6 Month                -7.11%
1 Year                  8.60%
3 Years                22.15%
5 Years                19.44%
Life of Fund           18.49%

Small Company Index Fund (Inception Date 10/1/90)
6 Month               -24.36%
1 Year                -18.90%
3 Years                 8.42%
5 Years                 9.83%
Life of Fund           15.28%

Utility Index Fund (Inception Date 1/5/93)
6 Month                 5.82%
1 Year                 29.64%
3 Years                17.00%
5 Years                11.92%
Life of Fund           13.90%

U.S. Treasury Index Fund (Inception Date 6/4/91)
6 Month                 8.28%
1 Year                 13.41%
3 Years                 8.62%
5 Years                 6.75%
Life of Fund            8.54%

Municipal Bond Fund (Inception Date 4/15/93)
6 Month                 3.79%
1 Year                  6.92%
3 Years                 6.11%
5 Years                 5.02%
Life of Fund            5.86%

[end bar charts]

The performance data quoted represents past performance and is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. During the six months ended September 30, 1998, certain of the Funds' fees were reimbursed by First Data Investor Services Group, Inc., the sub-administrator of the Funds. If those expenses had not been reimbursed, returns would have been lower. Please see Note 4 of Notes to Financial Statements.

                               -----------------
                               Portfolio Reviews
                               -----------------

Galaxy Fund II
Large Company Index Fund

[photo: G. Jay Evans]
By G. Jay Evans
Portfolio Manager

      The Galaxy Fund II Large Company Index Fund seeks to match, before the deduction of operating expenses, the price and yield performance of the S&P 500(R) Index. By investing in publicly traded U.S. stocks according to their representation in the S&P 500(R) Index, the Fund is also structured to deliver the same volatility and risk as the S&P 500(R) Index.

      In the past six months stocks of large companies have outperformed in both strong markets and weak -- even though they remained expensive relative to small-cap issues. During periods of competitive pricing and slower demand, investors often prize the greater liquidity and market dominance of large-cap stocks. As economic troubles abroad threatened U.S. growth in recent months, and stock prices became more volatile, investors again favored the greater earnings stability and liquidity of large-cap shares.

      For the six months ended September 30, 1998, the S&P 500 Index had a total return of -6.93%, and the Galaxy II Large Company Index Fund had a total return of -7.11% (after the deduction of operating expenses.)

      The Fund's six-month performance represents a correlation coefficient of 99.9993%. The correlation coefficient measures the degree to which the Fund's performance since inception moves in line with its target index.

      Large cap issues could continue to outperform the market in coming months -- as economic uncertainty and market volatility favor stocks with reliable earnings and strong liquidity. If further cuts in interest rates encourage U.S. growth, economies stabilize overseas, and stock prices resume their advance; large-cap stocks may start to lag. This is often the case in periods of increased confidence and earnings acceleration, when investors seek higher returns in the broader market. The fact that large-cap stocks have outperformed small-cap stocks for many quarters increases the chance they could underperform as the outlook for earnings brightens.

Galaxy Fund II
Small Company Index Fund

By G. Jay Evans
Portfolio Manager

      The Galaxy Fund II Small Company Index Fund seeks to match, before the deduction of operating expenses, the price and yield performance of smaller capitalization stocks as represented by the Standard &

[pie charts]

Galaxy Fund II Large Company Index Fund

Distribution of Total Net Assets
as of September 30, 1998

U.S. Government Obligations,
Repurchase Agreement and Net Other
Assets and Liabilities 3%

Other Common Stocks 2%
Basic Materials 4%
Utilities 9%
Technology 18%
Consumer Staples 23%
Finance 16%
Energy 8%
Capital Goods 6%
Consumer Cyclical 11%

Galaxy Fund II Small Company Index Fund

Distribution of Total Net Assets
as of September 30, 1998

Other Common Stocks 9%
Consumer Staples 20%
Utilities 5%
Capital Goods 6%
Finance 17%
Consumer Cyclical 19%
Technology 15%
Basic Materials 6%
U.S. Government Obligations, Repurchase Agreement and Net
   Other Assets and Liabilities 3%

[end pie charts]

[mountain chart]

Galaxy Fund II Large Company Index Fund

Growth of $10,000 investment*


                        Galaxy Fund II                  S&P(R) 500 Index
                        Large Company
                        Index Fund
10/1/90                 $10,000                         $10,000
9/92
9/94
9/96
9/98                    $38,833                         $40,997
<INSERT PLOT POINTS>

[end mountain  chart]

*Since inception on 10/1/90. The S&P(R) 500 Index is an unmanaged index which does not reflect expenses and management fees. An investor cannot invest in the Index.

                               -----------------
                               Portfolio Reviews
                               -----------------

[mountain chart]

Galaxy Fund II
Small Company
Index Fund

Growth of $10,000 investment*

                     Galaxy Fund II Small               S&P(R) 600 Index
                     Company Index Fund
10/1/90                $10,000                          $10,000
9/92
9/94
9/96
9/98                   $31,179                          $34,325

*Since inception on 10/1/90. The S&P(R) 600 Index is an unmanaged index which does not reflect expenses and management fees. An investor cannot invest in the Index.

[end mountain chart]

Poor's(R) Small Cap 600 Stock Price Index (the "S&P(R) 600 Index"). The S&P 600(R) Index is an unmanaged index of small-company stocks. By investing in smaller-capitalization stocks according to their representation in the S&P 600(R) Index, the Fund is also structured to deliver the same volatility and risk as the S&P 600(R) Index.

      Stocks of smaller companies continued to underperform large-company stocks over the past six months. During this time stocks with the very smallest capitalizations remained the poorest performers. As economic uncertainty deepened, investors again favored the greater liquidity and earnings reliability of large-cap issues. In addition to slower U.S. growth, the small-cap sector suffered from economic troubles overseas. Though generally oriented toward a domestic economy, the sector has a sizable representation of technology issues -- which have been particularly vulnerable to economic problems abroad.

      For the six months ended September 30, 1998, the S&P 600 Index produced a total return of -24.73%. Over the same time the Galaxy Fund II Small Company Index Fund returned -24.36% (after the deduction of operating expenses). This performance represents a correlation coefficient of 99.9898%. The correlation coefficient measures the degree to which the Fund's performance since inception moved in line with its target index.

      Having lagged large-company issues for two years, stocks of small companies are now selling at sizeable discounts to large-company shares. If further cuts in interest rates and greater economic stability overseas improve the prospects for U.S. growth, small-cap stocks could start to outpace large-cap issues. In past periods of improving confidence and earnings, investors have favored smaller companies for their greater flexibility in responding to new business opportunities.

Galaxy Fund II Utility Index Fund

By G. Jay Evans
Portfolio Manager

      The Galaxy Fund II Utility Index Fund seeks to match, before the deduction of operating expenses, the price and yield performance of utility stocks as represented by the Standard & Poor's(R) Utilities Composite Stock Price Index (the "S&P(R) Utilities Index"). The S&P(R) Utilities Index is an unmanaged index of the common stocks of the utility companies included in the S & P(R) 500 Index.

      Utilities historically have offered investors a haven in times of high market volatility -- due to their strong yields and the more defensive nature of their earnings. The sector also tends to perform well as short-term interest rates decline before an economic expansion. With increasing volatility and falling interest rates in the past six months, utility shares outperformed stocks as a whole.

      For the six months ended September 30, 1998, the S&P Utilities Index produced a total return of 5.90%, and the Galaxy Fund II Utility Index Fund had a total return of 5.82% (after the deduction of operating expenses). This performance represents a correlation coefficient of 99.9789%. The correlation coefficient measures the degree to which the Fund's performance since inception moved in line with its target index.

[Mountain chart]

Galaxy Fund II
Utility Index Fund

Growth of $10,000 investment*

                        Galaxy Fund II              S&P(R) Utilities Index
                        Utility Index Fund
1/5/93                  $10,000                     $10,000
9/94
9/96
9/98                    $21,096                     $22,166
<INSERT PLOT POINTS>

[end Mountain chart]

*Since inception on 1/5/93. The S&P(R) Utilities Index is an unmanaged index which does not reflect expenses and management fees. An investor cannot invest in the Index.

                               -----------------
                               Portfolio Reviews
                               -----------------


Galaxy Fund II
Utility Index Fund

Distribution of Total Net Assets
as of September 30, 1998

Repurchase Agreement and Net
Other Assets and Liabilities 1%
Energy 14%
Utilities 85%

[end pie chart]

      The utility industry is currently experiencing several significant changes. As power generation undergoes further deregulation, several larger companies will now sell electric power while other firms will focus on regulated transmission and distribution. Deregulation will also affect the telecommunications industry -- along with the industry's expansion into data transmission, cellular telephones and the Internet. Despite these changes, we believe utilities will remain a defensive income vehicle for investors. If the Fed continues cutting interest rates to sustain U.S. growth, and stock prices remain volatile, utility stocks could outperform again in the months ahead.

G. Jay Evans became manager of the Galaxy Fund II Large Company Index Fund, the Galaxy Fund II Small Company Index Fund and the Galaxy Fund II Utility Index Fund in July of 1998. He previously had managed these Funds from July 1994 until March of 1996 and has managed the Equity Value Fund of The Galaxy Fund since April 1992.

Galaxy Fund II U.S. Treasury Index Fund

By David Lindsay
Portfolio Manager

      The Galaxy Fund II U.S. Treasury Index Fund seeks to match, before the deduction of operating expenses, the price and yield performance of the U.S. Treasury component (the "Salomon Brothers U.S. Treasury Index"), of the Salomon Brothers Broad Investment Grade Bond Index, an unmanaged index of corporate and government bonds. The Fund attempts to meet this objective by investing in U.S. Treasury notes and bonds according to their representation in the Salomon Brothers U.S. Treasury Index.

      Treasury securities continued to outperform other fixed-income investments in the last six months. Treasuries remained the safe haven of choice for investors as economies abroad deteriorated further and threatened U.S. growth. At the same time, concerns about U.S. earnings dampened demand for corporate bonds and asset-backed securities, while falling interest rates sustained high levels of home loan prepayments and reduced demand for mortgage-backed securities.

      Intermediate-term Treasuries, which represent a large part of the Salomon Brothers U.S. Treasury Index, underperformed long-term issues slightly in the second quarter of 1998 -- when foreign investors favored

[mountain chart]

Galaxy Fund II
U.S. Treasury Index Fund
Growth of $10,000 investment*

                       Galaxy Fund II U.S.          The Salomon Brothers U.S.
                       Treasury Index Fund          Treasury Index
6/4/91                 $10,000                      $10,000
9/92
9/94
9/96
9/98                   $18,225                      $18,838

<INSERT PLOT POINTS>

 [end mountain chart]

*Since inception on 6/4/91. The Salomon Brothers U.S. Treasury Index is an unmanaged index which does not reflect expenses and management fees. An investor cannot invest in the Index.

                               -----------------
                               Portfolio Reviews
                               -----------------

[photo: David Lindsay]
David Lindsay


longer maturities. Intermediate-term issues outperformed in the third quarter, however, as foreign investors moved to shorter maturities and the Fed cut short-term interest rates.

      For the six months ended September 30, 1998, the Salomon Brothers U.S. Treasury Index posted a total return of 8.51%, and the Galaxy II U.S. Treasury Index Fund had a total return of 8.28% (after deduction of operating expenses). This performance represents a correlation coefficient of 99.8715%. The correlation coefficient measures the degree to which the Fund's performance since inception moved in line with its target index.

      If weak economies abroad remain a threat to U.S. growth, the recent "flight to quality" will probably persist -- further slicing demand for corporate securities. If the Fed continues cutting interest rates to stimulate growth, interest in mortgage-backed securities should also remain weak. These conditions, combined with a federal budget surplus that should reduce new supplies of Treasuries, should help Treasuries outperform other sectors again in coming months.

David Lindsay has managed the Galaxy Fund II U.S. Treasury Index Fund since July 1994. He has managed fixed-income portfolios for Fleet Investment Advisors Inc. since 1986.

[pie chart]

Galaxy Fund II
U.S. Treasury
Index Fund

Distribution of Total Net Assets
as of September 30, 1998

Net Other Assets and Liabilities 1%
Repurchase Agreement 2%
U.S. Treasury Bonds 28%
U.S. Treasury Notes 69%

[end pie chart]

Galaxy Fund II Municipal Bond Fund

By Glenn Migliozzi
Member, Tax-Exempt Investment Policy Committee

      The Galaxy Fund II Municipal Bond Fund seeks to provide the highest level of income exempt from regular federal tax that is consistent with preservation of capital. Typically, the Fund invests substantially all of its assets in debt securities issued by state, local, and regional government agencies; while maintaining an average maturity for its investments of 7 to 12 years.

      Municipal bond prices rose in the six months ended September 30, 1998 -- helped by a climate of low inflation, slowing growth, and falling interest rates. However, municipal bonds continued to lag Treasury securities. While low interest rates made supplies of municipal bonds more plentiful and depressed demand, Treasuries benefited from increased demand and reduced supplies.

      During this time we increased the portion of longer maturities in the Galaxy Fund II Municipal Bond Fund. Because longer-

 [mountain chart]

Galaxy Fund II
Municipal Bond Fund
Growth of $10,000 investment*

                       Galaxy Fund II               Lehman Brothers
                       Municipal Bond Fund          Seven-Year Municipal Bond
                                                    Index
4/15/93                 $10,000                      $10,000
9/94
9/96
9/98                    $13,645                      $13,676

<INSERT PLOT POINTS>

 [end mountain chart]

*Since inception on 4/15/93. The Lehman Brothers Seven-Year Municipal Bond Index is an unmanaged index which does not reflect expenses and management fees. An investor cannot invest in the Index.

                               -----------------
                               Portfolio Reviews
                               -----------------

[photo: Glenn Migliozzi]
Glenn Migliozzi

term issues tend to be more sensitive to changing interest rates, these additions provided extra price appreciation as interest rates fell. The longer maturities also enhanced the Fund's income. To boost income further, we continued to emphasize higher-coupon municipals that could not be called in by their issuers. With investors seeking quality, we continued to focus on bonds with high credit ratings -- which performed well in this environment.

      These strategies helped the Galaxy Fund II Municipal Bond Fund earn a total return of 3.79% (after deduction of operating expenses) for the six-month reporting period. That compares to a return of 4.37% for its benchmark, the Lehman Brothers Seven-Year Municipal Bond Index.

      Because municipals have lagged Treasuries for some time, they could outperform Treasuries in coming months -- even if interest rates decline further. Municipals may also benefit from lower inventories, as low Treasury yields make it harder to refinance existing higher-coupon debt. Given this outlook, we plan to keep Fund maturities slightly longer than those of its market benchmark. As before, we will focus on quality issues with good call protection and high coupons.


Glenn Migliozzi is a member of the Tax-Exempt Investment Policy Committee of Fleet Investment Advisors Inc., which has managed the Galaxy Fund II Municipal Bond Fund since 1996.

[pie chart]

Galaxy Fund II
Municipal Bond Fund

Geographical Distribution of Total Net Assets as of September 30, 1998

South 28%
East 23%
Mountain 10%
Cash Equivalents
  and Net Other Assets and Liabilities 3%
Pacific 7%
North Central 29%

[end pie chart]

                                  -----------
                                  Shareholder
                                  Information
                                  -----------

                                    Trustees
                                  and Officers
                              Dwight E. Vicks, Jr.
                              Chairman and Trustee

                                 John T. O'Neill
                              President, Treasurer
                                   and Trustee

                                Louis DeThomasis,
                                  F.S.C., Ph.D.
                                     Trustee

                                Donald B. Miller
                                     Trustee

                                  James M. Seed
                                     Trustee

                               Bradford S. Wellman
                                     Trustee

                                    W. Bruce
                               McConnel, III, Esq.
                                    Secretary

                                  Jylanne Dunne
                                Vice President &
                               Assistant Treasurer

                                William Greilich
                                 Vice President

                               Investment Advisor
                                Fleet Investment
                                  Advisors Inc.
                                 75 State Street
                                   Boston, MA
                                      02109

                                   Distributor
                                   First Data
                               Distributors, Inc.
                               4400 Computer Drive
                                  Westborough,
                               Massachusetts 01581

                                  Administrator
                               Fleet National Bank
                                50 Kennedy Plaza
                                   Providence,
                             Rhode Island 02903-2305

For complete information, and before making an investment decision on any of the Funds of Galaxy Fund II, you should request a prospectus from First Data Distributors, Inc. by calling (800) 628-0414. This report is submitted for the general information of shareholders of Galaxy Fund II. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for each Fund of Galaxy Fund II, which contains more information concerning the investment policies and expenses of the Funds as well as other pertinent information. Read the prospectus carefully before you invest.

Shares of the Funds are not bank deposits or obligations of, or guaranteed or endorsed by, Fleet Financial Group, Inc. or any of its affiliates, Fleet Investment Advisors Inc., or any Fleet bank. Shares of the Funds are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. Investment return and principal value will vary as a result of market conditions or other factors so that shares of the Funds, when redeemed, may be worth more or less than their original cost. An investment in the Funds involves investment risks, including the possible loss of principal amount invested.

                                [recycle symbol]

                   This report was printed on recycled paper.

                                  -------
                                  Galaxy    Large Company Index Fund
                                  Fund II   PORTFOLIO OF INVESTMENTS
                                  -------   September 30, 1998 (unaudited)

                                                                       Value
  Shares                                                             (Note 2)
  ------                                                             --------

COMMON STOCKS - 96.95%

                Consumer Staples - 23.27%
    114,500     Abbott Laboratories ............................     $ 4,973,594
      4,158     Alberto-Culver Co.,Class B .....................          97,193
      4,787     Allergan, Inc. .................................         279,441
      5,991     ALZA Corp. * ...................................         259,860
     94,740     American Home Products Corp. ...................       4,962,007
     19,148     Amgen, Inc. * ..................................       1,446,871
     35,456     Anheuser-Busch Cos., Inc. ......................       1,914,624
     42,572     Archer-Daniels-Midland Co. .....................         713,081
     19,724     Avon Products, Inc. ............................         553,505
      4,200     Bard (C.R.), Inc. ..............................         154,875
      4,022     Bausch & Lomb, Inc. ............................         158,366
     20,694     Baxter International, Inc. .....................       1,231,293
     17,684     Becton Dickinson & Co. .........................         727,254
     20,730     Bestfoods ......................................       1,004,109
      8,127     Biomet, Inc. ...................................         281,905
     14,402     Boston Scientific Corp. * ......................         739,903
     73,748     Bristol-Myers Squibb Co. .......................       7,660,574
      4,911     Brown-Forman Corp., Class B ....................         294,660
     33,740     Campbell Soup Co. ..............................       1,693,326
      8,200     Cardinal Health, Inc. ..........................         846,650
      7,706     Clorox Co. .....................................         635,745
    179,404     Coca-Cola Co. ..................................      10,338,155
     21,436     Colgate Palmolive Co. ..........................       1,468,366
     47,692     Columbia/HCA Healthcare Corp. ..................         956,821
     34,744     ConAgra, Inc. ..................................         935,917
      2,639     Coors (Adolph) Co., Class B ....................         121,229
     15,712     Costco Cos., Inc. * ............................         744,356
     25,286     CVS Corp. ......................................       1,107,843
     15,600     Federated Department Stores, Inc. * ............         567,450
     12,534     Fortune Brands, Inc. ...........................         371,320
      5,303     Fruit of The Loom, Inc., Class A * .............          79,876
     11,714     General Mills, Inc. ............................         819,980
     83,508     Gillette Co. ...................................       3,194,181
     11,200     Guident Corp. ..................................         831,600
     28,600     HEALTHSOUTH Corp. * ............................         302,087
     26,994     Heinz (H. J.) Co. ..............................       1,380,068
     10,372     Hershey Foods Corp. ............................         709,834
     12,100     Humana, Inc. * .................................         198,137
     11,876     IMS Health, Inc. ...............................         735,570
      7,932     International Flavors & Fragrances, Inc. .......         261,756
     96,902     Johnson & Johnson ..............................       7,582,581
     29,970     Kellogg Co. ....................................         987,137
     40,094     Kimberly-Clark Corp. ...........................       1,623,807
     80,456     Lilly (Eli) & Co. ..............................       6,300,710
     19,782     Limited, Inc. ..................................         433,968
      4,913     Liz Clairborne, Inc. ...........................         128,659
      8,024     HCR Manor Care, Inc. ...........................         235,203
     44,694     Mediaone Group, Inc. ...........................       1,986,090
     33,984     Medtronic, Inc. ................................       1,966,824
     86,605     Merck & Co., Inc. ..............................      11,220,760
     22,816     NIKE, Inc., Class B ............................         839,914
    110,500     PepsiCo, Inc. ..................................       3,252,844
     95,300     Pfizer, Inc. ...................................      10,095,844
     36,445     Pharmacia & Upjohn, Inc. .......................       1,829,083
    175,151     Philip Morris Cos., Inc. .......................       8,067,893
     14,545     Pioneer Hi-Bred International, Inc. ............         381,806

                Consumer Staples (continued)

     97,158     Procter & Gamble Co. ...........................     $ 6,892,146
     10,251     Quaker Oats Co. ................................         604,809
     23,439     Ralston Purina Co. .............................         685,591
      4,286     Reebok International, Ltd. * ...................          58,129
     24,200     RJR Nabisco Holdings Corp. .....................         609,538
     10,676     Rubbermaid, Inc. ...............................         255,557
      2,753     Russell Corp. ..................................          72,266
     34,574     Sara Lee Corp. .................................       1,866,996
     53,710     Schering-Plough Corp. ..........................       5,562,342
     25,825     Seagram Co., Ltd. ..............................         740,855
      8,752     Sealed Air Corp. * .............................         278,970
     29,166     Sears Roebuck & Co. ............................       1,288,773
      1,879     Shared Medical Systems Corp. ...................          99,939
      1,452     Springs Industries, Inc., Class A ..............          50,457
      6,464     St. Jude Medical, Inc. * .......................         149,480
      6,526     Stanley Works ..................................         194,149
      8,756     SuperValu, Inc. ................................         204,124
     23,988     Sysco Corp. ....................................         565,217
      4,333     Tupperware Corp. ...............................          50,913
     46,836     Unilever NV, New York Shares, ADR ..............       2,868,705
     14,336     United Healthcare Corp. ........................         501,760
      5,378     U.S. Surgical Corp. ............................         224,195
     13,188     UST, Inc. ......................................         389,870
      9,350     VF Corp. .......................................         347,119
     57,342     Warner-Lambert Co. .............................       4,329,321
     10,588     Winn-Dixie Stores, Inc. ........................         393,741
      8,546     Wrigley (Wm.) Jr. Co. ..........................         648,962
                                                                     -----------
                                                                     142,620,429
                                                                     -----------

               Technology - 18.32%

    5,300      Adobe Systems, Inc. ..............................        183,844
   10,638      Advanced Micro Devices, Inc. * ...................        197,468
   41,347      AirTouch Communications, Inc. * ..................      2,356,779
  131,785      American Telephone & Telegraph Corp. .............      7,701,186
   16,318      AMP, Inc. ........................................        583,369
    9,353      Apple Computer, Inc. * ...........................        356,583
   26,344      Applied Materials, Inc. * ........................        665,186
   14,200      Ascend Communications, Inc. * ....................        646,100
    3,584      Autodesk, Inc. ...................................         94,080
   21,406      Automatic Data Processing, Inc. ..................      1,600,099
   15,500      BMC Software * ...................................        930,969
   11,790      Cabletron Systems, Inc. * ........................        132,637
   51,195      CBS Corp. ........................................      1,241,479
    5,666      Ceridian Corp. * .................................        325,087
  110,872      CISCO Systems, Inc. * ............................      6,853,276
  123,159      Compaq Computer Corp. ............................      3,894,903
   40,868      Computer Associates International, Inc. ..........      1,512,116
   11,480      Computer Sciences Corp. * ........................        625,660
   16,868      Corning, Inc. ....................................        496,552
    3,521      Data General Corp. * .............................         38,291
   93,400      Dell Computer Corp. * ............................      6,141,050
    3,312      EG&G, Inc. .......................................         74,934
   35,700      Electronic Data Systems Corp. ....................      1,184,794
   38,500      EMC Corp. * ......................................      2,201,719
   11,500      Gateway 2000 * ...................................        599,437
   11,000      General Instrument Corp. * .......................        237,875
    5,800      Harris Corp. .....................................        185,600

                       See Notes to Financial Statements.

                                  -------
                                  Galaxy    Large Company Index Fund
                                  Fund II   PORTFOLIO OF INVESTMENTS (continued)
                                  -------   September 30, 1998 (unaudited)

                                                                       Value
  Shares                                                             (Note 2)
  ------                                                             --------
                 Technology (continued)

     29,200      HBO & Co. ....................................      $   843,150
     76,922      Hewlett-Packard Co. ..........................        4,072,058
      9,346      Honeywell, Inc. ..............................          598,728
    123,532      Intel Corp. ..................................       10,592,869
     68,662      International Business Machines Corp. ........        8,788,736
      8,536      ITT Industies, Inc. ..........................          289,157
      6,300      KLA-Tencor Corp. * ...........................          156,713
     10,500      LSI Logic Corp. * ............................          132,562
     95,302      Lucent Technologies, Inc. ....................        6,581,794
     14,763      Micron Technology, Inc. * ....................          449,349
    178,964      Microsoft Corp. * ............................       19,697,225
     42,071      Motorola, Inc. ...............................        1,795,906
     12,122      National Semiconductor Corp. * ...............          117,432
     47,614      Northern Telecom, Ltd. .......................        1,523,648
     25,790      Novell, Inc. * ...............................          315,928
     73,027      Oracle Corp. * ...............................        2,126,911
     19,000      Parametric Technology Corp. * ................          191,188
      3,239      Perkin-Elmer Corp. ...........................          222,479
     10,800      PeopleSoft, Inc. * ...........................          352,350
     21,372      Pitney Bowes, Inc. ...........................        1,166,110
      6,568      Scientific-Atlanta, Inc. .....................          138,749
     17,800      Seagate Technology, Inc. * ...................          446,113
     14,480      Silicon Graphics, Inc. * .....................          135,750
     31,589      Sprint Corp. .................................        2,274,408
     27,704      Sun Microsystems, Inc. * .....................        1,380,006
      3,672      Tektronix, Inc. ..............................           56,916
     37,119      Tele-Communications, Inc.,
                 TCI Group, Series A * ........................        1,452,281
     13,434      Tellabs, Inc. * ..............................          534,841
     28,592      Texas Instruments, Inc. ......................        1,508,228
      4,038      Thomas & Betts Corp. .........................          153,696
     26,100      3Com Corp. * .................................          784,631
     13,721      Unisys Corp. * ...............................          312,153
     24,207      Xerox Corp. ..................................        2,051,543
                                                                     -----------
                                                                     112,304,681
                                                                     -----------

                Finance - 15.56%

    12,103      Aetna, Inc. ....................................         841,158
     7,097      Ahmanson (H.F.) & Co. ..........................         393,883
    62,156      Allstate Corp. .................................       2,591,128
    33,807      American Express Co. ...........................       2,624,268
    18,044      American General Corp. .........................       1,152,560
    76,105      American International Group, Inc. .............       5,860,085
    12,100      Aon Corp. ......................................         780,450
    25,123      Associates First Capital Corp. .................       1,639,276
    47,354      Banc One Corp. .................................       2,018,464
    53,860      The Bank of New York Co., Inc. .................       1,474,418
    50,658      BankAmerica Corp. ..............................       3,045,812
    21,060      BankBoston Corp. ...............................         694,980
     7,306      Bankers Trust New York Corp. ...................         431,054
    20,000      BB&T Corp. .....................................         598,750
     8,300      Bear Stearns Cos, Inc. .........................         256,781
     7,499      Block (H&R), Inc. ..............................         310,271
     4,800      Capital One Financial Corp. ....................         496,800
    62,848      Chase Manhattan Corp. ..........................       2,718,176
    12,340      Chubb Corp. ....................................         777,420
    16,455      CIGNA Corp. ....................................       1,088,087

                Finance (continued)

    12,500      Cincinnati Financial Corp. .....................      $  384,375
    33,748      Citicorp .......................................       3,136,455
    11,600      Comerica, Inc. .................................         635,825
    22,815      Conseco, Inc. ..................................         697,283
     7,700      Countrywide Credit Industries, Inc. ............         320,512
    11,000      Equifax, Inc. ..................................         392,562
    75,412      Fannie Mae .....................................       4,845,221
    17,150      Fifth Third Bancorp ............................         986,125
    21,002      First Chicago NBD Corp. ........................       1,438,637
    31,524      First Data Corp. ...............................         740,814
    68,998      First Union Corp. ..............................       3,531,835
    18,331      Fleet Financial Group, Inc. ....................       1,346,183
    18,500      Franklin Resources, Inc. .......................         555,000
    49,784      Freddie Mac ....................................       2,461,197
     5,825      General Re Corp. ...............................       1,182,475
     4,132      Golden West Financial Corp. ....................         338,049
    16,972      Hartford Financial Services Group, Inc. ........         805,109
    35,503      Household International, Inc. ..................       1,331,363
    15,340      Huntington Bancshares, Inc. ....................         385,417
     7,641      Jefferson-Pilot Corp. ..........................         462,280
    31,950      KeyCorp ........................................         922,556
     7,500      Lehman Brothers Holdings, Inc. .................         211,875
     7,433      Lincoln National Corp., Ltd. ...................         611,364
     8,260      Loews Corp. ....................................         696,937
    18,781      Marsh & McLennan Cos., Inc. ....................         934,355
     6,600      MBIA, Inc. .....................................         354,338
    37,556      MBNA Corp. .....................................       1,075,041
    18,818      Mellon Bank Corp. ..............................       1,036,166
     9,500      Mercantile Bancorp, Inc. .......................         459,563
    24,484      Merrill Lynch & Co., Inc. ......................       1,159,930
     8,400      MGIC Investment Corp. ..........................         309,750
    13,307      Morgan (J.P.) & Co., Inc. ......................       1,126,105
    44,256      Morgan Stanley, Dean Witter,
                Discover & Co. .................................       1,905,774
    23,800      National City Corp. ............................       1,569,313
    68,728      NationsBank Corp. ..............................       3,676,948
     8,100      Northern Trust Corp. ...........................         552,825
    55,280      Norwest Corp. ..................................       1,979,715
    12,300      Paychex, Inc. ..................................         634,219
    22,670      PNC Bank Corp. .................................       1,020,150
     5,300      Progressive Corp. ..............................         597,575
    10,500      Provident Companies, Inc. ......................         354,375
     7,055      Providian Financial Corp. ......................         598,352
     3,088      Pulte Corp. ....................................          75,849
    15,500      Regions Financial Corp. ........................         561,875
     8,040      Republic New York Corp. ........................         317,580
    10,378      Safeco Corp. ...................................         432,633
    16,654      St. Paul Cos., Inc. ............................         541,255
    20,000      Schwab (Charles) Corp. .........................         787,500
    12,400      SLM Holding Corp. ..............................         402,225
    11,700      State Street Corp. .............................         638,381
    12,900      Summit Bancorp .................................         483,750
    14,400      SunAmerica, Inc. ...............................         878,400
    15,320      SunTrust Banks, Inc. ...........................         949,840
    19,400      Synovus Financial Corp. ........................         383,150
    10,472      Torchmark Corp. ................................         376,338
     4,681      Transamerica Corp. .............................         496,186
    84,383      Travelers Group, Inc. ..........................       3,164,363
    53,877      U.S. Bancorp ...................................       1,916,001

                       See Notes to Financial Statements.

                                  -------
                                  Galaxy    Large Company Index Fund
                                  Fund II   PORTFOLIO OF INVESTMENTS (continued)
                                  -------   September 30, 1998 (unaudited)

                                                                       Value
  Shares                                                             (Note 2)
  ------                                                             --------
                Finance (continued)

     9,550      Union Planters Corp. ...........................      $  479,887
    10,100      UNUM Corp. .....................................         501,844
    15,037      Wachovia Corp. .................................       1,281,904
    28,475      Washington Mutual, Inc. ........................         961,031
     6,163      Wells Fargo & Co. ..............................       2,187,865
                                                                      ----------
                                                                      95,375,621
                                                                      ----------

                Consumer Cyclical - 11.10%

    17,700      Albertson's, Inc. ..............................         958,012
     5,245      American Greetings Corp., Class A ..............         207,505
     2,941      Armstrong World Industries, Inc. ...............         157,343
    10,900      AutoZone, Inc. * ...............................         268,412
     6,969      Black & Decker Corp. ...........................         290,085
     1,810      Briggs & Stratton Corp. ........................          74,436
     7,344      Brunswick Corp. ................................          95,013
    56,544      Cendant Corp. * ................................         657,324
     4,226      Centex Corp. ...................................         145,797
    49,440      Chrysler Corp. .................................       2,366,940
     7,054      Circuit City Stores-Circuit City Group .........         234,986
    17,900      Clear Channel Communications, Inc. * ...........         850,250
    25,727      Comcast Corp. Special, Class A .................       1,207,561
     7,800      Consolidated Stores Corp. * ....................         153,075
     5,613      Cooper Tire & Rubber Co. .......................         101,034
     5,067      Crane Co. ......................................         119,074
    11,943      Dana Corp. .....................................         445,623
    11,318      Darden Restaurants, Inc. .......................         181,088
    31,726      Dayton-Hudson Corp. ............................       1,134,204
     6,019      Deluxe Corp. ...................................         171,165
     8,109      Dillard's, Inc., Class A .......................         229,586
   146,291      Disney (Walt) Co. ..............................       3,702,991
    13,000      Dollar General Corp. ...........................         346,125
    10,687      Donnelley (R.R.) & Sons Co. ....................         376,049
     6,977      Dow Jones & Co., Inc. ..........................         324,430
    12,276      Dun & Bradstreet Corp. .........................         331,452
    22,957      Eastman Kodak Co. ..............................       1,774,863
     5,582      Eaton Corp. ....................................         349,922
     2,571      Fleetwood Enterprises, Inc. ....................          77,612
    89,821      Ford Motor Co. .................................       4,215,973
    11,100      Fred Meyer, Inc. * .............................         431,512
    21,252      Gannett Co., Inc. ..............................       1,138,310
    29,876      Gap, Inc. ......................................       1,575,959
    12,998      Genuine Parts Co. ..............................         390,752
    11,493      Goodyear Tire & Rubber Co. .....................         590,453
     2,845      Great Atlantic & Pacific Tea Co., Inc. .........          68,991
     5,168      Harcourt General, Inc. .........................         250,002
     7,736      Harrah's Entertainment, Inc. * .................         102,985
     9,620      Hasbro, Inc. ...................................         283,790
    17,968      Hilton Hotels Corp. ............................         306,579
   106,854      Home Depot, Inc. ...............................       4,220,733
    10,248      Ikon Office Solutions, Inc. ....................          73,657
     9,309      Interpublic Group of Cos., Inc. ................         502,104
     2,858      Jostens, Inc. ..................................          59,304
     2,909      Kaufman & Broad Home Corp. .....................          68,180
     5,284      King World Productions, Inc. * .................         138,044
    37,704      Kmart Corp. * ..................................         450,092
     6,178      Knight-Ridder, Inc. ............................         274,921
    12,600      Kohl's Corp. * .................................         491,400

                Consumer Cylical (continued)

    18,318      Kroger Co. * ...................................      $  915,900
     3,016      Longs Drug Stores Corp. ........................         121,205
    25,752      Lowe's Cos., Inc. ..............................         819,236
    18,594      Marriott International, Inc., Class A ..........         443,932
    24,386      Masco Corp. ....................................         600,505
    21,930      Mattel, Inc. ...................................         614,040
    16,637      The May Department Stores Co. ..................         856,805
     7,006      Maytag Corp. ...................................         334,537
    50,305      McDonald's Corp. ...............................       3,002,580
     7,374      McGraw-Hill Cos., Inc. .........................         584,390
     3,956      Meridith Corp. .................................         126,592
    12,600      Mirage Resorts, Inc. * .........................         211,050
     6,767      Moore Corp., Ltd. ..............................          71,476
     3,186      National Services Industries, Inc. .............         101,554
    14,444      New York Times Co., Class A ....................         397,210
    11,904      Newell Co. .....................................         548,328
    11,022      Nordstrom, Inc. ................................         272,795
    11,900      Omnicom Group, Inc. ............................         535,500
     3,968      Owens-Corning ..................................         129,208
    18,588      Penny (J.C.) Co., Inc. .........................         835,298
     4,620      Pep Boys-Manny, Moe & Jack .....................          61,793
     3,189      Polaroid Corp. .................................          78,330
    18,736      Rite Aid Corp. .................................         665,128
    18,008      Service Corp. International ....................         574,005
    13,752      Sherwin-Williams Co. ...........................         297,387
     4,532      Snap-On, Inc. ..................................         139,642
     7,782      Tandy Corp. ....................................         416,337
    42,902      Time Warner, Inc. ..............................       3,756,606
     7,060      Times Mirror Co., Class A ......................         375,063
    24,172      TJX Cos., Inc. .................................         430,564
    21,390      Toys `R' Us, Inc. * ............................         346,251
     8,998      Tribune Co. ....................................         452,712
    11,170      Tricon Global Restaurants, Inc. * ..............         435,630
    42,224      Tyco International, Ltd. .......................       2,332,876
    10,298      Venator Group, Inc. * ..........................          89,464
   165,395      Wal-Mart Stores, Inc. ..........................       9,034,702
    36,872      Walgreen Co. ...................................       1,624,673
    40,967      Waste Management, Inc. .........................       1,968,976
     9,570      Wendy's International, Inc. ....................         212,334
     5,571      Whirlpool Corp. ................................         261,837
                                                                      ----------
                                                                      68,042,149
                                                                     -----------

                Utilities - 8.90%

    5,800       AES Corp. * ....................................         214,963
   19,851       ALLTEL Corp. ...................................         940,441
   10,000       Ameren Corp. ...................................         419,375
   13,604       American Electric Power Co., Inc. ..............         664,045
   77,072       Ameritech Corp. ................................       3,651,286
   10,503       Baltimore Gas & Electric Co. ...................         350,538
  113,084       Bell Atlantic Corp. ............................       5,477,506
   70,204       BellSouth Corp. ................................       5,282,851
   10,805       Carolina Power & Light Co. .....................         499,056
   15,220       Central & South West Corp. .....................         434,721
   11,288       CINergy Corp. ..................................         431,766
    6,026       Columbia Energy Group ..........................         353,274
   17,075       Consolidated Edison Co. of New York ............         890,034
    7,037       Consolidated Natural Gas Co. ...................         383,517

                       See Notes to Financial Statements.

                                  -------
                                  Galaxy    Large Company Index Fund
                                  Fund II   PORTFOLIO OF INVESTMENTS (continued)
                                  -------   September 30, 1998 (unaudited)

                                                                       Value
  Shares                                                             (Note 2)
  ------                                                             --------
                Utilities (continued)

    13,455      Dominion Resources, Inc. .......................      $  600,429
    10,455      DTE Energy Co. .................................         472,435
    25,913      Duke Power Corp. ...............................       1,715,117
    27,475      Edison International ...........................         705,764
    17,602      Entergy Corp. ..................................         541,261
    16,580      FirstEnergy Corp. ..............................         515,016
    12,983      FPL Group, Inc. ................................         904,753
    12,000      Frontier Corp. .................................         328,500
     8,858      GPU, Inc. ......................................         376,465
    69,625      GTE Corp. ......................................       3,829,375
    21,054      Houston Industries, Inc. .......................         655,306
   129,316      MCI WorldCom, Inc. .............................       6,320,318
    19,200      NEXTEL Communications, Inc., Class A * .........         387,600
    10,629      Niagara Mohawk Power Corp. * ...................         163,421
     3,512      NICOR, Inc. ....................................         145,529
    10,688      Northern States Power Co. ......................         299,932
     2,301      ONEOK, Inc. ....................................          78,234
    21,391      PacifiCorp .....................................         410,440
    15,921      PECO Energy Co. ................................         582,111
     2,628      Peoples Energy Corp. ...........................          94,608
    31,713      PG & E Corp. ...................................       1,012,834
    11,000      PP & L Resources, Inc. .........................         284,625
    16,849      Public Service Enterprise Group, Inc. ..........         662,376
   131,754      SBC Communications, Inc. .......................       5,854,818
    49,951      Southern Co. ...................................       1,470,433
    12,254      Tenneco, Inc. ..................................         402,850
    18,081      Texas Utilities Co. (Holding Co.) ..............         841,897
    16,109      Unicom Corp. ...................................         602,074
    35,965      U.S. West, Inc., Communications Group ..........       1,885,915
    26,205      Viacom Inc., Class B * .........................       1,519,890
    30,716      Williams Cos., Inc. ............................         883,085
                                                                      ----------
                                                                      54,540,784
                                                                     -----------

                 Energy - 7.73%

      6,724      Amerada Hess Corp. ...........................          387,891
     70,636      Amoco Corp. ..................................        3,805,514
      8,700      Anadarko Petroleum Corp. .....................          342,019
      6,500      Apache Corp. .................................          174,281
      5,326      Ashland, Inc. ................................          246,327
     23,526      Atlantic Richfield Co. .......................        1,668,876
     23,315      Baker Hughes, Inc. ...........................          488,158
     12,858      Burlington Resources, Inc. ...................          480,568
     48,106      Chevron Corp. ................................        4,043,911
     15,370      Coastal Corp. ................................          518,737
      1,467      Eastern Enterprises ..........................           61,797
     23,039      Enron Corp. ..................................        1,216,747
    177,222      Exxon Corp. ..................................       12,438,769
     32,013      Halliburton Co. ..............................          914,371
      3,584      Helmerich & Payne, Inc. ......................           75,264
      3,493      Kerr-McGee Corp. .............................          158,932
     57,334      Mobil Corp. ..................................        4,353,801
     24,853      Occidental Petroleum Corp. ...................          534,340
      7,894      Oryx Energy Co. * ............................          102,129
      3,362      Pennzoil Co. .................................          117,880
     19,159      Phillips Petroleum Co. .......................          864,550
      6,588      Rowan Cos., Inc. * ...........................           73,703
    158,132      Royal Dutch Petroleum Co., ADR ...............        7,531,037
     36,322      Schlumberger, Ltd. ...........................        1,827,451

                 Energy (continued)

     17,393      Sempra Energy ................................      $   453,305
      6,327      Sonat, Inc. ..................................          189,019
      5,361      Sun Co., Inc. ................................          171,552
     39,458      Texaco, Inc. .................................        2,473,523
     18,951      Union Pacific Resources Group, Inc. ..........          233,334
     18,103      Unocal Corp. .................................          656,234
     21,119      USX-Marathon Group ...........................          748,405
                                                                     -----------
                                                                      47,352,425
                                                                     -----------

                 Capital Goods - 6.13%

     19,874      American Stores Co. ..........................          639,694
      6,810      Andrew Corp. * ...............................           90,232
     73,578      Boeing Co. ...................................        2,524,645
     14,359      Browning-Ferris Industries, Inc. .............          434,360
     28,140      Caterpillar, Inc. ............................        1,253,989
      2,914      Cincinnati Milacron, Inc. ....................           44,985
      9,013      Cooper Industries, Inc. ......................          367,280
      2,805      Cummins Engine Co., Inc. .....................           83,449
     18,509      Deere & Co. ..................................          559,897
     16,208      Dover Corp. ..................................          500,422
     32,326      Emerson Electric Co. .........................        2,012,293
      2,634      FMC Corp. * ..................................          135,816
      6,011      Fluor Corp ...................................          246,827
      2,935      Foster Wheeler Corp. .........................           40,356
      9,378      General Dynamics Corp. .......................          470,658
    237,490      General Electric Co. .........................       18,895,298
      7,506      Grainger (W.W.), Inc. ........................          316,190
      3,642      Harnischfeger Industries, Inc. ...............           40,973
     18,240      Illinois Tool Works, Inc. ....................          994,080
     12,195      Ingersoll-Rand Co. ...........................          462,648
      6,104      Johnson Controls, Inc. .......................          283,836
     14,349      Lockheed Martin Corp. ........................        1,446,559
      4,081      McDermott International, Inc. ................          109,932
        565      NACCO Industries, Inc., Class A ..............           56,500
      5,397      Navistar International Corp. * ...............          122,107
      4,882      Northrop Grumman Corp. .......................          356,386
      5,548      PACCAR, Inc. .................................          228,508
      8,243      Parker-Hannifin Corp. ........................          244,714
     24,868      Raytheon Co., Class B ........................        1,341,318
     15,280      Rockwell International Corp. .................          551,990
     12,156      Textron, Inc. ................................          736,958
     10,700      Thermo Electron Corp. * ......................          161,169
      4,630      Timken Co. ...................................           70,029
      9,374      TRW, Inc. ....................................          415,971
     17,326      United Technologies Corp. ....................        1,324,356
                                                                     -----------
                                                                      37,564,425
                                                                     -----------

                 Basic Materials - 4.18%

      2,114      Aeroquip-Vickers, Inc. .......................           60,777
     15,956      Air Products & Chemicals, Inc. ...............          474,691
     16,749      Alcan Aluminum, Ltd. .........................          392,555
     41,324      AlliedSignal, Inc. ...........................        1,461,836
     12,765      Aluminum Co. of America ......................          906,315
      7,961      Armco, Inc. * ................................           39,805
      7,562      Avery-Dennison Corp. .........................          330,365
      2,194      Ball Corp. ...................................           77,338

                       See Notes to Financial Statements.

                                  -------
                                  Galaxy    Large Company Index Fund
                                  Fund II   PORTFOLIO OF INVESTMENTS (continued)
                                  -------   September 30, 1998 (unaudited)

                                                                       Value
  Shares                                                             (Note 2)
  ------                                                             --------
                 Basic Materials (continued)

    27,384       Barrick Gold Corp. ...........................       $  547,680
     3,992       Bemis Co., Inc. ..............................          139,970
     8,337       Bethlehem Steel Corp. * ......................           68,780
     4,257       Boise Cascade Corp. ..........................          107,755
     7,154       Champion International Corp. .................          224,010
     9,434       Crown Cork & Seal Co., Inc. ..................          252,360
     6,982       Cyprus Amax Minerals Co. .....................           92,511
    16,731       Dow Chemical Co. .............................        1,429,455
    81,800       duPont (E.I.) deNemours & Co. ................        4,591,025
     5,635       Eastman Chemical Co. .........................          284,215
    11,198       Engelhard Corp. ..............................          198,065
    14,184       Freeport-McMoran
                 Copper & Gold, Inc., Class B .................          168,435
    15,275       Fort James Corp. .............................          501,211
     3,559       General Signal Corp. .........................          120,784
     6,834       Georgia-Pacific Co. ..........................          311,801
     4,096       Goodrich (B.F.) Co. ..........................          133,888
     4,391       Great Lakes Chemical Corp. ...................          170,700
     7,101       Hercules, Inc. ...............................          213,474
    11,230       Homestake Mining Co. .........................          136,164
    12,414       Inco, Ltd., Class A ..........................          127,243
    22,864       International Paper Co. ......................        1,066,034
     8,034       Louisiana-Pacific Corp. ......................          163,693
     7,758       Mead Corp. ...................................          228,376
     3,097       Millipore Corp. ..............................           59,037
    29,354       Minnesota Mining & Manufacturing Co. .........        2,163,023
    43,445       Monsanto Co. .................................        2,449,212
     9,852       Morton International, Inc. ...................          215,513
     4,862       Nalco Chemical Co. ...........................          143,429
    11,781       Newmont Mining Corp. .........................          285,689
     6,528       Nucor Corp. ..................................          265,200
    10,100       Owens-Illinois, Inc.* ........................          252,500
     9,274       Pall Corp. ...................................          205,767
     4,463       Phelps Dodge Corp. ...........................          232,913
     2,210       Potlatch Corp. ...............................           75,278
    13,111       PPG Industries, Inc. .........................          715,369
    11,540       Praxair, Inc. ................................          377,214
     6,694       Raychem Corp. ................................          163,166
     5,429       Reynolds Metals Co. ..........................          275,861
    13,665       Rohm & Haas Co. ..............................          380,058
     7,336       Sigma Aldrich Corp. ..........................          211,827
     7,414       Stone Container Corp. * ......................           63,946
     4,211       Temple-Inland, Inc. ..........................          201,602
     5,264       Union Camp Corp. .............................          207,270
     9,138       Union Carbide Corp. ..........................          394,076
     6,475       USX-U.S. Steel Group, Inc. ...................          154,591

                 Basic Materials (continued)

     7,528       Westvaco Corp. ...............................       $  180,672
    14,682       Weyerhaeuser Co. .............................          619,397
     8,200       Willamette Industries, Inc. ..................          235,238
     7,217       Worthington Industries, Inc. .................           90,213
                                                                      ----------
                                                                      25,639,372
                                                                     -----------

                 Transportation - 1.53%

     13,412      AMR Corp. * ..................................          743,528
     34,080      Burlington Northern Santa Fe Corp. ...........        1,090,560
      5,500      Case Corp. ...................................          119,625
     16,066      CSX Corp. ....................................          675,776
      5,485      Delta Air Lines, Inc. ........................          533,416
      9,402      Ecolab, Inc. .................................          267,369
     11,189      FDX Corp. * ..................................          504,904
     48,385      General Motors Corp. .........................        2,646,055
     24,176      Laidlaw, Inc. ................................          228,161
     28,225      Norfolk Southern Corp. .......................          820,289
      5,489      Ryder Systems, Inc. ..........................          136,539
     24,141      Southwest Airlines Co. .......................          482,820
      6,695      US Airways Group, Inc. * .....................          338,934
     18,467      Union Pacific Corp. ..........................          787,156
                                                                     -----------
                                                                       9,375,132
                                                                     -----------

                 Chemicals and Drugs - 0.13%

      5,335      Grace (W.R.) & Co. ...........................           66,354
      5,268      Mallinckrodt, Inc. ...........................          107,006
     22,859      Tenet Healthcare Corp. * .....................          657,196
                                                                     -----------
                                                                         830,556
                                                                     -----------

                 Metal and Mining - 0.10%

     12,882      Allegheny Teledyne, Inc. .....................          229,461
      2,958      ASARCO, Inc. .................................           56,572
     17,100      Battle Mountain Gold Co. .....................          103,669
     17,598      Placer Dome, Inc. ............................          243,071
                                                                     -----------
                                                                         632,773
                                                                     -----------

                 Total Common Stocks ..........................      594,278,347
                 (Cost $372,553,294)                                 -----------


                       See Notes to Financial Statements.

                                  -------
                                  Galaxy    Large Company Index Fund
                                  Fund II   PORTFOLIO OF INVESTMENTS (continued)
                                  -------   September 30, 1998 (unaudited)

                                                                       Value
Par Value                                                            (Note 2)
  ------                                                             --------
U.S. GOVERNMENT OBLIGATION (A) - 0.32%

              U.S. Treasury Bill (B) - 0.32%

$2,000,000    4.41%, 06/24/99 .....................                $   1,936,300
                                                                   -------------

              Total U.S. Government Obligation ....                    1,936,300
              (Cost $1,934,830) ...................                -------------

    Shares
    ------
REPURCHASE AGREEMENT (C) - 3.25%

19,916,826    Repurchase Agreement with:
              HSBC Securities Inc. ................
              5.25%, 10/01/98, dated 9/30/98
              Repurchase Price $19,919,731
              (Collateralized by U.S. Treasury Bond
              8.00%, Due 2021;
              Total Par $14,642,000
              Market Value $20,755,035) ...........                   19,916,826
                                                                   -------------
              Total Repurchase Agreement ..........                   19,916,826
              (Cost $19,916,826) ..................                -------------

Total Investments - 100.52% .......................                  616,131,473
(Cost $ 394,404,950)                                               -------------

Net Other Assets and Liabilities - (0.52)% ........                  (3,177,665)
                                                                   -------------
Net Assets - 100.00% ..............................                $ 612,953,808
                                                                   =============

----------------------------------------
*    Non-income producing security.

ADR  American Depositary Receipt.

(A)  Discount yield at time of purchase.

(B)  Security has been deposited as initial margin on open futures contracts.
(C) All or a portion of these securities are used as collateral on open future contracts.

At September 30, 1998 the Fund's open futures contracts were as follows:

  Number of       Contract          Expiration             Opening         Current
  Contracts         Type               Date               Position      Market Value
  ---------         ----               ----               --------      ------------
  81         S&P 500 Stock Index      Dec-98            $ 20,591,360    $ 20,776,500
                                                        ============    ============

                       See Notes to Financial Statements.

                                         -------
                                         Galaxy   Small Company Index Fund
                                         Fund II  PORTFOLIO OF INVESTMENTS
                                         -------  September 30, 1998 (unaudited)

                                                                       Value
  Shares                                                             (Note 2)
  ------                                                             --------
COMMON STOCKS - 97.45%
              Consumer Staples - 20.35%

    25,900     AAR Corp. .....................................    $  508,288
    17,100     ADAC Laboratories * ...........................       410,400
    28,700     Alliance Pharmaceutical Corp. * ...............        87,894
    23,400     Alpharma, Inc., Class A .......................       614,250
     8,800     Angelica Corp. ................................       141,350
    23,900     AnnTaylor Stores Corp. * ......................       485,469
    26,100     Apogee Enterprises, Inc. ......................       319,725
    29,700     Applebees International, Inc. .................       619,987
    42,700     Aztar Corp. * .................................       165,463
    26,700     Ballard Medical Products ......................       535,669
    24,800     Belden, Inc. ..................................       333,250
    20,000     Bindley Western Industries ....................       660,000
    44,100     Bio-Technology General Corp. * ................       292,163
    16,500     Books-A-Million, Inc. * .......................        42,281
    17,900     Canandaigua Wine Co., Inc., Class A * .........       707,050
    23,600     Caraustar Industries, Inc. ....................       536,900
    49,800     Casey's General Stores, Inc. ..................       747,000
    27,100     Cato Corp., Class A ...........................       315,038
    17,400     CEC Entertainment, Inc. * .....................       352,350
     9,200     Chemed Corp. ..................................       258,175
    58,500     Chiquita Brands International, Inc. ...........       617,906
    23,000     Clarcor, Inc. .................................       353,625
     8,200     Coca-Cola Bottling Co. ........................       492,000
    26,000     Cone Mills Corp. * ............................       130,000
    13,700     Cooper Cos., Inc. * ...........................       241,463
    18,800     Cor Therapeutics, Inc. * ......................       145,700
    55,000     Coventry Health Care, Inc. * ..................       364,375
    15,600     Cross (A.T.) Co., Class A .....................       111,150
     7,800     Damark International, Inc., Class A * .........        56,550
    14,900     Datascope Corp. * .............................       329,663
    32,500     Dekalb Genetics Corp., Class B ................     2,990,000
    35,600     Delta & Pine Land Co. .........................     1,566,400
    23,300     Delta Woodside Industries, Inc. ...............        91,744
    12,600     Diagnostic Products Corp. .....................       336,263
    40,200     Dimon, Inc. ...................................       424,613
    21,400     Dress Barn, Inc. * ............................       259,475
    38,500     Earthgrains Co. ...............................     1,191,094
    23,045     Enzo Biochem, Inc. * .............................    161,315
    19,600     Filene's Basement Corp. * ........................     34,300
    35,300     Fleming Cos ......................................    432,425
    36,900     Foodmaker, Inc. * ................................    578,869
    10,900     Galey & Lord, Inc. * .............................    130,119
    19,500     G & K Services, Inc., Class A ....................    914,063
    33,100     Genesis Health Ventures, Inc. * ..................    405,475
    15,400     Gibson Greetings, Inc. * .........................    312,813
    27,500     Griffon Corp. * ..................................    240,625
    23,800     Guilford Mills, Inc. .............................    354,025
    23,800     Gymboree Corp. * .................................    178,500
     8,200     Haggar Corp. .....................................     90,200
    20,300     Hancock Fabrics, Inc. ............................    195,388
    17,000     Harman International Industries, Inc. ............    623,688
    31,500     Hartmarx Corp. * .................................    206,719
    10,000     Hauser, Inc. * ...................................     40,000
    24,500     INCYTE Pharmaceuticals, Inc. * ...................    520,625
    27,800     Invacare Corp. ...................................    653,300
     8,300     J & J Snack Foods Corp. * ........................    153,550
     9,700     Johnston Industries, Inc. * ......................     30,919

               Consumer Staples (continued)

    26,500     Jones Pharmaceuticals, Inc. ...................... $  761,875
    17,600     Kaman Corp., Class A .............................    301,400
    20,000     Kellwood Co. .....................................    537,500
    48,700     Komag, Inc. * ....................................    149,144
    16,200     Lechters, Inc. * .................................     55,688
    13,500     Lindsay Manufacturing Co. ........................    200,813
    35,600     Linens'N Things, Inc. * ..........................    979,000
    34,700     Liposome Co., Inc. * .............................    197,356
    27,100     Magellan Health Services, Inc. * .................    293,019
    64,967     Mariner Post-Acute Network .......................    332,956
    24,000     Medimmune, Inc. * ................................    702,000
    22,150     Medquist Inc.* ...................................    700,494
    29,350     The Men's Wearhouse, Inc. * ......................    506,288
    23,600     Mentor Corp. .....................................    268,450
    48,575     Mohawk Industries, Inc. * ........................  1,329,741
    10,600     Nash Finch Co. ...................................    155,687
     6,900     National Presto Industries, Inc. .................    258,750
    18,000     Nature's Sunshine Products, Inc. .................    288,000
    38,100     Nautica Enterprises, Inc. * ......................    711,994
    62,800     NBTY, Inc. * .....................................    494,550
    29,700     North American Vaccine, Inc. * ...................    326,700
    18,800     Noven Pharmaceuticals, Inc. * ....................     84,600
    43,600     Oakwood Homes Corp. ..............................    572,250
    18,200     Oshkosh B'Gosh, Inc., Class A ....................    377,650
    30,200     Owens & Minor, Inc. ..............................    351,075
     8,300     Oxford Industries, Inc. ..........................    255,225
    22,700     PAREXEL International Corp. * ....................    885,300
    30,850     Patterson Dental Co. * ...........................  1,141,450
     6,500     Penford Corp. ....................................     97,500
     9,750     Penwest Pharmaceuticals Co. * ....................     59,719
    12,600     Pharmaceutical Marketing Services, Inc. * ........    113,400
    21,600     Pharmaceutical Product Development, Inc. * .......    604,800
    25,700     Phillips-Van Heusen Corp. ........................    244,150
    58,600     PhyCor, Inc. * ...................................    293,000
    95,750     Pier 1 Imports, Inc. .............................    718,125
    23,300     Polaris Industries, Inc. .........................    722,300
    12,700     Pope & Talbot, Inc. ..............................    123,825
     8,200     Quaker Chemical Corp. ............................    128,125
    29,500     Ralcorp Holdings, Inc. * .........................    413,000
    21,400     Regis Corp. ......................................    674,100
    36,450     Renal Care Group, Inc. * .........................    934,031
    29,300     Respironics, Inc. * ..............................    329,625
    44,800     Richfood Holdings, Inc. ..........................    688,800
    25,700     Roberts Pharmaceutical Corp. * ...................    491,513
    22,900     Royal Appliance Manufacturing Co. * ..............     88,738
    14,600     Ryland Group, Inc. ...............................    355,875
    48,700     Safeskin Corp. * .................................  1,537,094
    15,100     Schweitzer-Mauduit International, Inc. ...........    328,425
    28,100     SEQUUS Pharmaceuticals, Inc.* ....................    272,219
    24,300     Shopko Stores, Inc. * ............................    789,750
    25,300     Sierra Health Services, Inc. * ...................    498,094
    34,000     Smithfield Foods, Inc. * .........................    601,375
    12,800     Standex International Corp. ......................    305,600
    45,500     Stride Rite Corp. ................................    372,531
    29,300     Summit Technology, Inc. ..........................    108,960
    18,300     Sunrise Medical, Inc. * ..........................    183,000
     8,900     Syncor International Corp. * .....................    147,406
    23,300     TCBY Enterprises, Inc. ...........................    142,713
    19,500     TheraTech, Inc. * ................................    177,938

                       See Notes to Financial Statements.

                                   -------
                                   Galaxy   Small Company Index Fund
                                   Fund II PORTFOLIO OF INVESTMENTS (continued) ------- September 30, 1998 (unaudited)

                                                                       Value
  Shares                                                             (Note 2)
  ------                                                             --------
               Consumer Staples (continued)

    10,500     Timberland Co., Class A * ........................ $  383,250
    29,700     Triarc Cos., Inc. * ..............................    462,206
    21,600     United States Bioscience, Inc. * .................    153,900
    30,400     Universal Health Services, Inc., Class B * .......  1,269,200
    13,000     USA Detergents, Inc. * ...........................    104,000
    36,200     UST, Inc. ........................................    764,725
    39,900     Vicor Corp. * ....................................    326,681
    14,700     VISX, Inc. * .....................................    984,900
    14,700     WD-40 Co. ........................................    351,881
    22,700     Whole Foods Market, Inc. * .......................    956,238
    51,200     Williams-Sonoma, Inc. * ..........................  1,091,200
                                                                  ----------
                                                                  56,704,508
                                                                  ----------

               Consumer Cyclical - 18.82%

    18,900     ABM Industries, Inc. .............................    552,825
    21,600     ADVO, Inc. * .....................................    527,850
     8,200     Amcast Industrial Corp. ..........................    120,438
    26,800     American Oncology Resources, Inc. * ..............    271,350
    22,400     Applied Magnetics Corp. * ........................     95,200
    27,700     Arctic Cat, Inc. .................................    247,569
    11,500     Ashworth, Inc. * .................................     77,625
    11,100     Au Bon Pain Co., Inc., Class A * .................     67,641
    21,200     Authentic Fitness Corp. ..........................    323,300
    21,500     Avid Technology, Inc. * ..........................    511,969
    13,200     Baker (J.), Inc. .................................     59,400
    12,400     Bassett Furniture Industries, Inc. ...............    362,700
     8,560     Bell Industries, Inc. * ..........................    102,185
    35,037     Bombay Co.,Inc. * ................................    186,134
    34,000     Bowne & Co., Inc. ................................    575,875
    29,800     Breed Technologies, Inc. * .......................    182,525
    46,300     Brightpoint, Inc. * ..............................    355,931
    17,000     Brown Group, Inc. ................................    261,375
    11,300     Building Materials Holding Corp. * ...............    148,313
     7,300     Butler Manufacturing Co. .........................    168,813
    41,770     CKE Restaurants, Inc. ............................  1,242,658
    11,000     CPI Corp. ........................................    260,563
    10,600     Carmike Cinemas, Inc., Class A * .................    194,775
    23,000     Cash America International, Inc. .................    255,875
    45,100     Champion Enterprises, Inc. * .....................  1,048,575
    15,400     The Cheesecake Factory, Inc. * ...................    238,700
    41,600     CIBER, Inc. * ....................................    839,800
    11,900     Consolidated Graphics, Inc. * ....................    452,200
    19,350     Consolidated Products, Inc. * ....................    339,834
    11,600     Curative Health Services, Inc. * .................    355,250
    10,100     Cyrk International, Inc. * .......................    106,050
    17,100     Dames & Moore Group ..............................    179,550
    63,300     DEVRY, Inc. * ....................................  1,483,594
    15,700     Discount Auto Parts, Inc. * ......................    377,781
    10,600     Dixie Group, Inc. ................................     68,900
    20,200     ETEC Systems, Inc. * .............................    526,463
    27,300     Eagle Hardware & Garden, Inc. * ..................    592,069
    19,600     Envoy Corp. * ....................................    428,750
    27,100     Ethan Allen Interiors, Inc. ......................    982,375
    15,600     Express Scripts, Inc., Class A * .................  1,283,100
    23,000     Family Golf Centers, Inc. ........................    408,250
    36,600     Fedders Corp. ....................................    187,575
    23,000     Franklin Covey Co. * .............................    449,938

               Consumer Cyclical (continued)

     7,500     GC Cos., Inc. * .................................. $  289,688
    17,000     Galoob Toys, Inc. * ..............................    193,375
    38,800     General Communication, Class A * .................    143,075
     5,000     Global Motorsport Group, Inc. * ..................     75,938
    30,500     Goody's Family Clothing, Inc. * ..................    366,000
     9,900     Gottschalks, Inc. * ..............................     72,394
    18,600     Graco, Inc. ......................................    432,450
    39,600     Grand Casinos, Inc. * ............................    314,325
    23,200     Ha-Lo Industries, Inc. * .........................    678,600
    17,000     Henry (Jack) & Associates, Inc. ..................    811,750
    22,500     Hollywood Park, Inc. * ...........................    233,438
    12,800     Huffy Corp. ......................................    180,800
     8,900     IHOP Corp. * .....................................    328,188
    19,100     Immune Response Corp.* ...........................    219,650
    13,600     Innovex, Inc. ....................................    164,900
    11,000     Integrated Circuit Systems, Inc. * ...............    109,656
    49,663     Integrated Health Services, Inc. .................    834,959
    43,100     Interim Services, Inc. * .........................    886,244
    24,600     Jan Bell Marketing, Inc. * .......................    159,900
    17,000     Jo-Ann Stores Inc., Class A * ....................    378,250
    17,500     Juno Lighting, Inc. ..............................    391,563
    27,100     Just For Feet, Inc. * ............................    345,525
     5,800     K-Swiss, Inc., Class A ...........................    134,850
    15,700     K2, Inc. .........................................    277,694
         1     LCA-Vision, Inc. .................................          2
    12,300     LSB Industries, Inc. .............................     41,513
    51,000     La-Z-Boy, Inc. ...................................  1,000,875
    23,700     Landry's Seafood Restaurants, Inc. * .............    159,975
     9,200     Lillian Vernon Corp. .............................    124,775
    22,100     Luby's Cafeterias, Inc. ..........................    356,363
    27,500     Marcus Corp. .....................................    426,250
    15,100     Merrill Corp. ....................................    236,881
    15,500     Metro Networks, Inc. * ...........................    567,688
    26,800     Michaels Stores, Inc. * ..........................    683,400
    35,625     Midway Games, Inc. * .............................    416,367
    17,550     Myers Industries, Inc. ...........................    403,650
    17,500     NCS Healthcare, Inc., Class A * ..................    308,438
    17,100     NFO Worldwide, Inc. * ............................    169,931
    31,300     National Data Corp. ..............................    966,387
    22,700     Norrell Corp. ....................................    340,500
    19,800     O'Reilly Automotive, Inc. * ......................    717,750
    40,900     Orthodontic Centers of America, Inc. * ...........    682,519
    10,600     Park Electrochemical Corp. .......................    144,425
    13,800     Pediatrix Medical Group, Inc. * ..................    619,275
    22,600     Photronics, Inc. * ...............................    288,150
    12,421     Pillowtex Corp. ..................................    364,869
    29,700     Players International, Inc. * ....................    141,075
    20,800     Pre-Paid Legal Services, Inc. * ..................    531,700
    26,700     Primadonna Resorts, Inc. * .......................    205,256
    20,600     Primark Corp. * ..................................    628,300
    49,900     Prime Hospitality Corp. * ........................    349,300
    24,500     Regeneron Pharmaceuticals, Inc.* .................    188,344
    11,000     Republic Group, Inc. .............................    146,438
     9,300     Rival Co. ........................................     74,400
    30,200     Ruby Tuesday, Inc. ...............................    456,775
    11,000     Rural/Metro Corp. * ..............................     88,000
    20,600     Russ Berrie & Co., Inc. ..........................    392,688
    45,200     Ryan's Family Steakhouses, Inc. * ................    539,575
    17,400     SEI Investments Co. ..............................  1,209,300

                       See Notes to Financial Statements.

                                   -------
                                   Galaxy   Small Company Index Fund
                                   Fund II PORTFOLIO OF INVESTMENTS (continued) ------- September 30, 1998 (unaudited)

                                                                       Value
  Shares                                                             (Note 2)
  ------                                                             --------
               Consumer Cyclical (continued)

    11,100     SPX Corp. * ...................................... $  458,569
    45,700     S3, Inc. * .......................................    131,388
    15,700     St. John Knits, Inc. .............................    253,163
    46,000     Shoney's, Inc. * .................................     86,250
    22,250     Smith (A.O.) Corp. ...............................    436,656
    23,100     Sola International, Inc. * .......................    414,356
    19,300     Sonic Corp. * ....................................    337,750
    11,800     Spartan Motors, Inc. .............................     58,262
    29,900     The Sports Authority, Inc. * .....................    227,987
    12,500     Standard Motor Products, Inc. ....................    304,688
    28,400     Standard Pacific Corp. ...........................    401,150
    43,500     Stein Mart, Inc. * ...............................    348,000
    25,500     Sturm Ruger & Co., Inc. ..........................    398,437
    25,100     Superior Services, Inc. * ........................    707,506
     7,800     Swiss Army Brands, Inc. * ........................     78,000
    22,500     TBC Corp. * ......................................    135,000
    19,900     TCSI Corp. * .....................................     57,834
    14,900     Taco Cabana, Class A * ...........................     90,331
    15,050     Thomas Industries, Inc. ..........................    322,634
    16,100     Thomas Nelson Publisher ..........................    205,275
    11,650     Thor Industries, Inc. ............................    247,562
     7,400     Three-Five Systems, Inc. * .......................     53,188
    32,100     Toll Brothers, Inc. * ............................    736,294
    11,500     Toro Co. .........................................    237,906
    20,900     Trimble Navigation, Ltd. * .......................    210,306
    41,700     True North Communications, Inc. ..................    925,219
    27,800     Tultex Corp. * ...................................     48,650
    19,200     Ultratech Stepper, Inc. * ........................    291,600
    10,900     U.S. Home Corp. * ................................    320,188
    22,800     Vertex Pharmaceuticals, Inc. * ...................    524,400
    12,300     Vital Signs, Inc. ................................    203,719
     8,200     Walbro Corp. .....................................     66,113
     8,600     Wall Data, Inc. * ................................    131,150
    21,500     Watsco, Inc. .....................................    322,500
    29,800     Westwood One, Inc. * .............................    532,675
    24,100     Winnebago Industries, Inc. .......................    271,125
    39,500     Wolverine World Wide, Inc. .......................    429,563
    35,700     World Color Press, Inc. * ........................  1,106,700
    32,900     Zale Corp. * .....................................    843,063
                                                                  ----------
                                                                  52,451,146
                                                                  ----------

               Finance - 16.69%

    21,700     Access Health, Inc. * ............................    800,187
    29,000     Allied Group, Inc. ...............................  1,393,813
    38,800     American Bankers Insurance Group, Inc. ...........  1,649,000
    28,300     AmeriCredit Corp. * ..............................    689,813
    38,000     AMRESCO, Inc. * ..................................    285,000
    17,200     Anchor Bancorp Wisconsin, Inc. ...................    380,550
    24,300     Astoria Financial Corp. ..........................  1,023,637
    14,400     BankNorth Group, Inc. ............................    421,200
    30,100     Capital Re Corp. .................................    823,988
    16,200     Carolina First Corp. .............................    358,425
    19,500     CCB Financial Corp. ..............................  1,964,625
    24,400     Centura Banks, Inc. ..............................  1,534,150
    21,200     CMAC Investment Corp. ............................    922,200
    18,400     Coast Federal Litigation Contingent
               Payment Rights Trust * ...........................    162,150

               Finance (continued)

    19,225     Commerce Bancorp, Inc. ........................... $  760,589
    53,650     Commercial Federal Corp. .........................  1,264,128
     9,400     CompDent Corp. * .................................    128,075
         1     Crestar Financial Corp. ..........................         28
    21,200     Cullen/Frost Bankers, Inc. .......................  1,022,900
    11,600     Dain Rauscher Corp. ..............................    365,400
    18,070     Delphi Financial Group, Class A * ................    711,506
    26,620     Downey Financial Corp. ...........................    633,889
    51,000     E Trade Group, Inc. * ............................    953,063
    35,200     Eaton Vance Corp. ................................    811,800
    34,200     Enhance Financial Services Group, Inc. ...........  1,011,038
     8,900     Executive Risk, Inc. .............................    401,056
    23,060     Fidelity National Financial, Inc. ................    779,716
    52,650     First American Financial Corp. ...................  1,684,800
    28,700     FirstBank Puerto Rico ............................    728,263
    27,600     First Midwest Bancorp, Inc. ......................  1,091,925
    30,700     Fremont General Corp. ............................  1,473,600
    30,530     Frontier Insurance Group, Inc. ...................    404,523
    15,400     Gallagher (Arthur J.) & Co. ......................    635,250
    40,237     HUBCO, Inc. ......................................  1,021,014
    12,800     Hilb, Rogal & Hamilton Co. .......................    241,600
     9,200     JSB Financial, Inc. ..............................    472,075
    47,400     Keystone Financial, Inc. .........................  1,404,225
    50,800     Legg Mason, Inc. .................................  1,336,675
    16,000     Life Re Corp. ....................................  1,471,000
    22,100     MAF Bancorp ......................................    519,350
    17,200     MDC Holdings, Inc. ...............................    317,125
    35,400     Mutual Risk Management, Ltd. .....................  1,252,275
    17,200     NAC Re Corp. .....................................    847,100
    26,300     Orion Capital Corp. ..............................    938,581
    23,600     Pioneer Group, Inc. ..............................    389,400
    14,650     Premier Bancshares, Inc. .........................    311,312
    20,700     Queens County Bancorp, Inc. ......................    553,725
    44,850     Raymond James Financial, Inc. ....................    941,850
    28,800     Riggs National Corp. .............................    705,600
    27,700     Selective Insurance Group, Inc. ..................    529,763
    19,000     Silicon Valley Bancshares ........................    304,000
         1     Sovereign Bancorp, Inc. ..........................         13
    37,400     St. Paul Bancorp, Inc. ...........................    815,788
    31,300     Susquehanna Bancshares, Inc. .....................    590,787
    11,300     Trenwick Group, Inc. .............................    329,113
    21,600     Trustco Bank Corp. ...............................    579,150
    36,300     United Bankshares, Inc. ..........................    936,994
    17,400     U.S. Trust Corp. .................................  1,154,925
    20,800     Whitney Holding Corp. ............................    868,400
    16,600     Zenith National Insurance Co. ....................    416,038
                                                                  ----------
                                                                  46,518,165
                                                                  ----------

               Technology - 15.20%

    67,800     Acxiom Corp. * ...................................  1,682,288
    35,500     Advanced Tissue Sciences, Inc. * .................    107,609
    25,400     Allen Telecom, Inc. * ............................    169,862
    11,800     Analogic Corp. ...................................    407,100
    20,750     Analysts International Corp. .....................    622,500
    45,400     Anixter International, Inc. * ....................    706,538
    23,400     Auspex Systems, Inc. * ...........................     70,931
    23,800     BISYS Group, Inc. * ..............................  1,050,175

                       See Notes to Financial Statements.

                                   -------
                                   Galaxy   Small Company Index Fund
                                   Fund II PORTFOLIO OF INVESTMENTS (continued) ------- September 30, 1998 (unaudited)

                                                                       Value
  Shares                                                             (Note 2)
  ------                                                             --------
               Technology (continued)

    26,000     BMC Industries, Inc. ............................. $  156,000
    19,700     BancTec, Inc.* ...................................    280,725
    20,600     BE Aerospace, Inc. * .............................    453,200
    10,900     Benchmark Electronics, Inc. * ....................    248,656
    26,050     Boole & Babbage, Inc. * ..........................    605,663
    12,600     BroadBand Technologies, Inc. * ...................     35,437
    33,650     Burr-Brown Corp. * ...............................    572,050
     9,100     C-Cor Electronics, Inc. * ........................    117,162
    34,100     C-Cube Microsystems, Inc. * ......................    596,750
    18,800     CDI Corp. * ......................................    427,700
    26,850     Cable Design Technologies * ......................    342,338
    15,400     California Microwave, Inc. * .....................    127,050
    18,600     Catalina Marketing Corp. * .......................    874,200
     6,600     Centigram Communications Corp. * .................     51,975
    23,000     Cephalon, Inc. * .................................    168,188
    31,200     Cerner Corp. * ...................................    836,550
    38,600     Cognex Corp. * ...................................    448,725
    21,400     Coherent, Inc. * .................................    199,956
    19,400     Computer Task Group, Inc. ........................    568,663
    13,800     Customtracks Corp. * .............................     71,588
    17,700     Cygnus, Inc. * ...................................     61,950
    25,300     Dallas Semiconductor Corp. .......................    683,100
    14,900     Dialogic Corp. * .................................    415,337
    12,700     Digi International, Inc. * .......................    155,575
     9,200     Electro Scientific Industries, Inc. * ............    146,050
    21,100     Exabyte Corp. * ..................................    137,150
    11,900     Fair Isaac & Co., Inc. ...........................    397,162
    28,700     FileNet Corp. * ..................................    401,800
    60,500     FirstMerit Corp. .................................  1,417,969
    13,900     Flow International Corp. * .......................    128,575
    34,000     General Semiconductor, Inc. * ....................    204,000
    22,000     Gerber Scientific, Inc. ..........................    594,000
     9,800     Hadco Corp. * ....................................    237,650
    38,550     Harbinger Corp. * ................................    279,488
     9,700     Harmon Industries, Inc. ..........................    213,400
    18,300     Helix Technology Corp. ...........................    180,713
    23,600     HNC Software * ...................................    958,750
    18,400     Hutchinson Technology * ..........................    315,100
    35,800     IDEXX Laboratories, Inc. * .......................    854,725
    40,900     Input/Output, Inc. * .............................    324,644
    25,500     Insituform Technologies, Inc., Class A * .........    337,875
    43,000     Interface, Inc. ..................................    516,000
    48,400     International Rectifier Corp. * ..................    248,050
    23,300     Inter-Tel, Inc. ..................................    301,444
    15,600     InterVoice, Inc. * ...............................    357,825
    14,800     Ionics, Inc. * ...................................    392,200
    12,600     Itron, Inc. * ....................................     83,475
    24,900     Kent Electronics Corp. * .........................    249,000
     7,800     Kronos, Inc. * ...................................    288,600
    13,100     Kuhlman Corp. ....................................    424,931
    12,100     Landstar System, Inc. * ..........................    341,069
    21,400     Lattice Semiconductor Corp. * ....................    529,650
    35,900     Macromedia, Inc. * ...............................    583,375
    16,000     Marshall Industries * ............................    353,000
    14,700     Material Sciences Corp. * ........................    128,625
    16,200     Marquette Medical Systems, Inc. * ................    703,688
    16,400     Mercury Interactive Corp. * ......................    650,875
     9,900     McWhorter Technologies, Inc. * ...................    199,856
    32,600     Methode Electronics, Inc., Class A ...............    489,000

               Technology (continued)

    14,500     MicroAge, Inc. * ................................. $  159,500
    15,000     MICROS Systems, Inc. * ...........................    450,000
    16,700     Molecular Biosystems, Inc. * .....................     70,975
     6,300     Nashua Corp. * ...................................     92,925
    28,900     National Computer Systems, Inc. ..................    852,550
    31,300     National Instruments Corp. * .....................    780,544
    19,800     Network Equipment Technologies, Inc. * ...........    198,000
    30,600     Novellus Systems, Inc. * .........................    803,250
    17,300     Oak Industries, Inc. * ...........................    467,100
    38,800     P-COM, Inc. * ....................................    151,563
    45,100     Paxar Corp. * ....................................    400,262
    32,000     PictureTel Corp. * ...............................    206,000
    24,200     Pioneer Standard Electronics, Inc. ...............    152,763
    21,300     Platinum Software Corp. * ........................    218,325
    13,400     Plexus Corp. * ...................................    259,625
    17,850     Progress Software Corp. * ........................    461,869
    17,000     Protein Design Laboratories, Inc. * ..............    408,000
    18,400     Resound Corp. * ..................................     78,200
    11,400     SPS Technologies, Inc. * .........................    530,812
    38,200     Sanmina Corp. * ..................................  1,074,375
     9,300     Spacelabs Medical, Inc. * ........................    144,150
    12,300     Speedfam International, Inc. * ...................    132,225
    13,200     Standard Microsystems Corp. * ....................     94,050
    11,400     Steel Technologies, Inc. .........................     82,650
    14,800     Symmetricom, Inc. * ..............................     77,700
    40,100     System Software Associates, Inc. * ...............    203,006
    36,300     Technology Solutions Co. * .......................    408,375
    28,900     Unitrode Corp. * .................................    307,062
    43,600     VLSI Technology, Inc. * ..........................    332,450
    20,500     Valence Technology, Inc. * .......................     87,125
    40,700     Vanstar Corp. * ..................................    401,912
    22,900     Vantive Corp. * ..................................    137,400
    65,100     Vitesse Semiconductor Corp. * ....................  1,537,988
    13,800     Volt Information Sciences, Inc. * ................    275,137
     7,900     Watkins-Johnson Co. ..............................    147,137
    10,500     Whittaker Corp. * ................................    155,531
    43,100     Whittman-Hart, Inc. * ............................    791,963
    19,900     X-Rite, Inc. .....................................    199,000
    19,100     Xircom, Inc. * ...................................    467,950
    39,810     Xylan Corp. * ....................................    527,482
    22,900     Zebra Technologies Corp., Class A * ..............    767,150
                                                                  ----------
                                                                  42,379,336
                                                                 -----------

               Basic Materials - 6.07%

    11,000     Acme Metals, Inc. * ..............................     26,812
    27,200     AMCOL International Corp. ........................    309,400
    20,400     Applied Industrial Technologies, Inc. ............    332,775
     9,000     Astec Industries, Inc. * .........................    383,625
    18,900     Barnes Group, Inc. ...............................    543,375
    28,000     Birmingham Steel Corp. ...........................    222,250
    20,600     Brady (W.H.) Co., Class A ........................    427,450
    36,000     Buckeye Technologies, Inc. * .....................    650,250
    14,700     CTS Corp. ........................................    433,650
    22,000     Cambrex Corp. ....................................    518,375
    13,300     Castle (A.M.) & Co. ..............................    200,331
    19,600     Chem First, Inc. .................................    345,450
     9,400     Commonwealth Industries, Inc. ....................     76,375

                       See Notes to Financial Statements.

                                   -------
                                   Galaxy   Small Company Index Fund
                                   Fund II PORTFOLIO OF INVESTMENTS (continued) ------- September 30, 1998 (unaudited)

                                                                       Value
  Shares                                                             (Note 2)
  ------                                                             --------
               Basic Materials (continued)

    33,500     Corn Products International, Inc. * .............. $  845,875
    14,100     Dravo Corp. * ....................................    178,012
    17,600     Florida Rock Industries ..........................    435,600
    22,600     Geon Co. .........................................    401,150
    24,300     Getchell Gold Corp. * ............................    511,819
    29,400     Glamis Gold, Ltd. * ..............................     75,337
     8,000     Insteel Industries, Inc. .........................     38,500
    12,064     Intermagnetics General Corp. * ...................     84,448
    23,800     Intermet Corp. ...................................    301,963
    25,100     Justin Industries, Inc. ..........................    385,913
    10,300     Lawson Products, Inc. ............................    226,600
    21,400     Lilly Industries, Inc., Class A ..................    377,175
    10,100     Lone Star Industries, Inc. .......................    603,475
    16,200     Lydall, Inc. * ...................................    166,050
    23,500     MacDermid, Inc. ..................................    710,875
    26,600     Mississippi Chemical Corp. .......................    322,525
    33,100     Mueller Industries, Inc. * .......................    841,981
    23,300     Northwestern Steel & Wire Co. * ..................     45,872
    20,400     Om Group, Inc. ...................................    575,025
    15,200     O'Sullivan Corp. .................................    129,200
    12,900     Quanex Corp. .....................................    255,581
    18,200     Reliance Steel & Aluminum Co. ....................    597,187
    17,600     Scotts Co., Class A * ............................    539,000
    26,200     Shorewood Packaging Corp. * ......................    353,700
    19,200     Stillwater Mining Co. * ..........................    606,000
    15,300     Telxon Corp. .....................................    311,738
    20,600     Texas Industries, Inc. ...........................    517,575
    15,000     Technitrol, Inc. .................................    300,000
    34,800     Tredegar Industries, Inc. ........................    637,275
    16,000     Universal Forest Products, Inc. ..................    254,000
    17,300     WHX Corp. * ......................................    222,737
    13,100     Wolverine Tube, Inc. * ...........................    275,919
    17,800     Wynn's International, Inc. .......................    332,637
                                                                  ----------
                                                                  16,930,862
                                                                  ----------

               Capital Goods - 5.71%

    12,400     Alliant Techsystems, Inc. * ......................    821,500
    38,700     American Management Systems, Inc. * ..............  1,059,412
    35,930     Applied Power, Inc., Class A .....................    981,338
    34,000     AptarGroup, Inc. .................................    773,500
    32,933     Baldor Electric Co. ..............................    720,409
    36,400     Blount International, Inc., Class A ..............    864,500
    32,800     Checkpoint Systems, Inc. * .......................    284,950
    12,500     Circon Corp. * ...................................    121,875
    14,400     Commercial Metals Co. ............................    331,200
    45,600     Commscope, Inc. * ................................    527,250
    16,100     Daniel Industries, Inc. ..........................    220,369
    34,300     Digital Microwave Corp. * ........................    105,044
    22,800     Dionex Corp. * ...................................    530,100
    18,100     Electroglas, Inc. * ..............................    157,244
    15,100     Gardner Denver, Inc. .............................    213,288
    65,400     Gentex Corp. * ...................................    981,000
    21,500     Global Industrial Technologies, Inc. * ...........    150,500
    29,000     Harland (John H.) Co. ............................    393,312
    12,300     Hologic, Inc. * ..................................    159,900
    21,000     Hughes Supply, Inc. ..............................    598,500

               Capital Goods (continued)

    11,700     IMCO Recycling, Inc. ............................. $  165,994
    41,300     JLG Industries, Inc. .............................    658,219
    36,700     KEMET Corp. * ....................................    408,288
    21,000     Kulicke & Soffa Industries, Inc. * ...............    286,125
    16,300     Manitowoc Co., Inc. ..............................    491,038
    33,600     Orbital Sciences Corp. * .........................    942,900
    19,500     Regal Beloit Corp. ...............................    433,875
    10,300     Robbins & Myers, Inc. ............................    218,231
    28,700     Roper Industries, Inc. ...........................    498,663
    17,400     Scott Technologies, Inc. Class A * ...............    193,575
    17,100     Simpson Industries, Inc. .........................    172,069
     9,600     Skyline Corp. ....................................    278,400
    14,400     Southern Energy Homes, Inc. * ....................    100,800
    12,200     Stone & Webster, Inc. ............................    387,350
    12,100     TETRA Technologies, Inc. * .......................    145,200
    20,600     Titan International, Inc. ........................    229,175
    25,600     Valmont Industries, Inc. .........................    313,600
                                                                  ----------
                                                                  15,918,693
                                                                  ----------

               Utilities - 5.39%

     8,500     American States Water Co. ........................    225,250
     6,600     Aquarion Co. .....................................    222,337
    46,100     Aspect Telecommunications Corp.* .................  1,106,400
    27,700     Atmos Energy Corp. ...............................    791,181
     6,900     Bangor Hydro-Electric Co. * ......................     67,275
    10,200     Cascade Natural Gas Corp. ........................    168,300
    16,600     Central Hudson Gas & Electric Corp. ..............    695,125
    10,900     Central Vermont Public Service Corp. .............    117,856
    12,900     CILCORP, Inc. ....................................    676,444
    20,500     Commonwealth Energy System .......................    745,688
     9,600     Connecticut Energy Corp. .........................    259,200
     8,300     Consumers Water Co. ..............................    236,550
    19,500     Eastern Utilities Associates .....................    509,437
     4,800     Green Mountain Power Corp. .......................     54,900
    17,100     New Jersey Resources Corp. .......................    609,187
    21,100     Northwest Natural Gas Co. ........................    583,547
    12,900     Orange & Rockland Utilities, Inc. ................    707,887
     9,000     Pennsylvania Enterprises, Inc. ...................    225,000
    24,100     Philadelphia Suburban Corp. ......................    646,181
    28,000     Piedmont Natural Gas Co., Inc. ...................    948,500
    18,500     Public Service Co. of North Carolina .............    427,812
    29,200     Sierra Pacific Resources .........................  1,133,325
    25,100     Southwest Gas Corp. ..............................    512,981
    23,400     Southwestern Energy Co. ..........................    198,900
    56,800     Tel-Save Holdings, Inc. * ........................    635,450
    12,300     TNP Enterprises, Inc. ............................    429,731
    13,300     United Illuminating Co. ..........................    694,925
    32,500     United Water Resources, Inc. .....................    552,500
    34,800     WICOR, Inc. ......................................    830,850
                                                                  ----------
                                                                  15,012,719
                                                                  ----------

               Transportation - 3.45%

    32,350     Air Express International Corp. ..................    517,600
    29,600     American Freightways Corp. * .....................    222,000
    18,500     Arkansas Best Corp. * ............................    106,375

                       See Notes to Financial Statements.

                                   -------
                                   Galaxy   Small Company Index Fund
                                   Fund II PORTFOLIO OF INVESTMENTS (continued) ------- September 30, 1998 (unaudited)

                                                                       Value
  Shares                                                             (Note 2)
  ------                                                             --------
               Transportation (continued)

    27,150     Central Parking Corp. ............................ $1,367,681
    63,250     Comair Holdings, Inc. ............................  1,818,438
    22,900     Expeditors International of Washington, Inc. .....    635,475
    33,200     Fritz Cos., Inc. * ...............................    226,175
    15,700     Frozen Food Express Industries, Inc. .............    105,975
    28,400     Heartland Express, Inc. * ........................    468,600
    10,700     Insurance Auto Auctions, Inc. * ..................    133,750
    19,700     Kirby Corp. * ....................................    413,700
    11,400     M.S. Carriers, Inc. * ............................    226,575
    19,700     Pittston Burlington Group ........................    146,519
     8,800     Railtex, Inc. * ..................................    103,400
    60,400     Rollins Truck Leasing Corp. ......................    675,725
    19,000     Skywest, Inc. ....................................    363,375
    15,900     Standard Products Co. ............................    278,250
    24,000     USFreightways Corp. ..............................    477,000
    17,800     Wabash National Corp. ............................    262,550
    45,025     Werner Enterprises, Inc. .........................    709,144
    26,700     Yellow Corp. * ...................................    360,450
                                                                  ----------
                                                                   9,618,757
                                                                  ----------

               Energy - 3.29%

    29,800     Barrett Resources Corp. * ........................    601,588
    26,900     Benton Oil & Gas Co. * ...........................    152,994
    21,400     Cabot Oil & Gas Corp., Class A ...................    326,350
    42,850     Cross Timbers Oil Co. ............................    645,428
    30,400     Devon Energy Corp. ...............................  1,001,300
    24,500     Energen Corp. ....................................    465,500
    16,000     HS Resources, Inc. * .............................    183,000
    27,600     KCS Energy, Inc. .................................    141,450
    33,200     Newfield Exploration Co. * .......................    747,000
    22,600     Oceaneering International, Inc. * ................    322,050
    19,900     Offshore Logistics, Inc. * .......................    251,237
    15,700     Plains Resources, Inc. * .........................    264,937
    37,000     Pogo Producing Co. ...............................    552,688
    17,800     Pool Energy Services Co. * .......................    162,425
    43,700     Pride International, Inc. * ......................    349,600
    19,800     Remington Oil & Gas Corp. * ......................     85,387
    92,900     Santa Fe Energy Resources, Inc. * ................    876,744
    18,800     Seitel, Inc. * ...................................    203,275
    31,800     Snyder Oil Corp. .................................    506,813
    10,200     St. Mary Land & Exploration Co. ..................    243,525
    41,600     Tuboscope Vetco International Corp. * ............    483,600
    48,600     Vintage Petroleum, Inc. ..........................    558,900
     8,500     Wiser Oil Co. ....................................     45,156
                                                                  ----------
                                                                   9,170,947
                                                                  ----------

               Durable Goods - 0.95%

    26,000     Halter Marine Group, Inc. * ...................... $  295,750
    26,195     Hyperion Software Corp. * ........................    568,104
    44,400     Read-Rite Corp. * ................................    346,875
    35,900     Valassis Communications, Inc. * ..................  1,436,000
                                                                  ----------
                                                                   2,646,729
                                                                  ----------

               Building and Construction - 0.75%

    49,700     D.R. Horton, Inc. ................................    795,200
    50,900     Morrison Knudsen Corp. * .........................    547,175
    16,500     TJ International, Inc. ...........................    309,375
    15,900     Service Experts * ................................    442,219
                                                                  ----------
                                                                   2,093,969
                                                                  ----------

               Business Services - 0.29%

    29,400     Billing Information Concepts Corp. * .............    411,600
    12,400     New England Business Service, Inc. ...............    383,625
                                                                  ----------
                                                                     795,225
                                                                  ----------

               Metals and Mining - 0.23%

    16,000     Brush Wellman, Inc. ..............................    222,000
    20,800     Coeur d'Alene Mines Corp. * ......................    152,100
    52,200     HECLA Mining Co. * ...............................    264,261
                                                                  ----------
                                                                     638,361
                                                                  ----------

               Consumer Products - 0.21%

    25,600     Footstar, Inc. * .................................    580,800
                                                                  ----------

               Aerospace - Airlines - 0.05%

    26,900     Mesa Air Group, Inc. * ...........................    134,500
                                                                  ----------

               Total Common Stocks                               271,594,717
               (Cost $298,163,987)                               -----------

                       See Notes to Financial Statements.

                                     -------
                                   Galaxy   Small Company Index Fund
                                   Fund II PORTFOLIO OF INVESTMENTS (continued) ------- September 30, 1998 (unaudited)

                                                                       Value
Par Value                                                             (Note 2)
---------                                                             --------
U.S. GOVERNMENT Obligation (A) - 0.52%

              U.S. Treasury Bill (B) - 0.52%

$1,500,000    4.41%, 06/24/99                                     $  1,452,225
                                                                  ------------

              Total U.S. Government Obligation                       1,452,225
              (Cost $1,451,123)                                   ------------

    Shares
    ------
REPURCHASE AGREEMENT (C) - 2.65%

 7,386,373    Repurchase Agreement with:
              HSBC Securities Inc.
              5.25%, 10/01/98, dated 09/30/98
              Repurchase Price $7,387,450
              (Collateralized by U.S. Treasury Bond
              8.13%, Due 2019;
              Total Par $5,515,000
              Market Value $7,590,880)                               7,386,373
                                                                  ------------

              Total Repurchase Agreement                             7,386,373
              (Cost $7,386,373)                                   ------------

Total Investments - 100.62%                                        280,433,315
 (Cost $307,001,483)                                              ------------

Net Other Assets and Liabilities - (0.62)%                          (1,719,042)
                                                                  ------------
Net Assets - 100.00%                                              $278,714,273
                                                                  ============

------------------------------------------
*    Non-income producing security.

(A)  Discounted yield at time of purchase.

(B)  Security has been deposited as intial margin on open futures contracts.

(C) All or a portion of these securities are used as collateral on open futures contracts.

At September 30, 1998 the Fund's open futures contracts were as follows:

  Number of       Contract          Expiration       Opening           Current
  Contracts         Type               Date         Position        Market Value
  ---------         ----               ----         --------        ------------
  25            Midcap 400            Dec-98       $ 3,736,900       $ 3,890,000
  21            Russell 2000          Dec-98       $ 3,648,285       $ 3,835,125
                                                   -----------       -----------
                                                   $ 7,385,185       $ 7,725,125
                                                   ===========       ===========

                       See Notes to Financial Statements.

                                        -------
                                        Galaxy    Utility Index Fund
                                        Fund II   PORTFOLIO OF INVESTMENTS
                                        -------   September 30, 1998 (unaudited)

                                                                       Value
  Shares                                                             (Note 2)
  ------                                                             --------

COMMON STOCKS - 98.90%
               Utilities - 84.54%

    27,000     Ameren Corp. ..................................    $1,132,312
    37,500     American Electric Power Co., Inc. .............     1,830,469
    29,100     Baltimore Gas & Electric Co. ..................       971,212
    29,800     Carolina Power & Light Co. ....................     1,376,388
    41,800     Central & South West Corp. ....................     1,193,913
    31,000     Cinergy Corp. .................................     1,185,750
    16,400     Columbia Energy Group .........................       961,450
    46,300     Consolidated Edison Co. of New York ...........     2,413,387
    18,900     Consolidated Natural Gas Co. ..................     1,030,050
    28,500     DTE Energy Co. ................................     1,287,844
    38,500     Dominion Resources, Inc. ......................     1,718,062
    70,900     Duke Energy Corp. .............................     4,692,694
    69,600     Edison International ..........................     1,787,850
    48,500     Entergy Corp. .................................     1,491,375
    35,700     FPL Group, Inc. ...............................     2,487,844
    25,200     GPU, Inc. .....................................     1,071,000
    58,200     Houston Industries, Inc. ......................     1,811,475
    36,900     Niagara Mohawk Power Corp. * ..................       567,338
     9,400     NICOR, Inc. ...................................       389,513
    29,700     Northern States Power Co. .....................       833,456
     6,200     Oneok, Inc. ...................................       210,800
    58,500     PacifiCorp ....................................     1,122,469
    43,800     PECO Energy Co. ...............................     1,601,437
     6,900     Peoples Energy Corp. ..........................       248,400
    75,100     PG & E Corp. ..................................     2,398,506
    29,700     PP & L Resources, Inc. ........................       768,487
    45,600     Public Service Enterprise Group, Inc. .........     1,792,650
   137,200     Southern Co. ..................................     4,038,825
    55,000     Texas Utilities Co. ...........................     2,560,938
    42,700     Unicom Corp. ..................................     1,595,913
    83,400     Williams Cos., Inc. ...........................     2,397,750
                                                                  ----------
                                                                  48,969,557
                                                                  ----------

               Energy - 14.36%

    41,800     Coastal Corp. .................................    $1,410,750
     4,000     Eastern Enterprises ...........................       168,500
    64,600     Enron Corp. ...................................     3,411,687
    46,700     FirstEnergy Corp. .............................     1,450,619
    47,100     Sempra Energy .................................     1,227,544
    21,700     Sonat, Inc. ...................................       648,287
                                                                  ----------
                                                                   8,317,387
                                                                  ----------

               Total Common Stocks ...........................    57,286,944
               (Cost $43,921,902).............................   -----------

               REPURCHASE AGREEMENT - 0.81%

   467,268     Repurchase Agreement with:
               HSBC Securities Inc.
               5.25%, 10/01/98, dated 9/30/98
               Repurchase Price $467,336
               (Collateralized by U.S. Treasury Bond
               6.50%, Due 2026;
               Total Par $398,000
               Market Value $487,301) .......................        467,268
                                                                ------------

               Total Repurchase Agreement ...................        467,268
               (Cost $467,268)                                  ------------

Total Investments - 99.71% ..................................     57,754,212
(Cost $44,389,170)                                              ------------

Net Other Assets and Liabilities -  0.29% ...................        167,930
                                                                ------------
Net Assets - 100.00% ........................................   $ 57,922,142
                                                                ============

--------------------------------
* Non-income producing security.

                       See Notes to Financial Statements.

                                  -------
                                  Galaxy   U.S. Treasury Index Fund
                                  Fund II PORTFOLIO OF INVESTMENTS (continued) ------- September 30, 1998 (unaudited)

    Par                                                                 Value
   Value                                                              (Note 2)
   -----                                                              --------
U.S. GOVERNMENT OBLIGATIONS - 96.97%

              U.S. Treasury Notes - 68.96%

$1,400,000     5.63%, 11/30/99 ...............................    $1,417,248
 6,700,000     5.38%, 01/31/00 ...............................     6,777,050
 3,600,000     7.75%, 01/31/00 ...............................     3,749,688
 7,550,000     5.50%, 04/15/00 ...............................     7,667,553
 4,000,000     6.25%, 05/31/00 ...............................     4,115,880
 7,253,000     8.75%, 08/15/00 ...............................     7,816,123
 5,150,000     6.25%, 08/31/00 ...............................     5,325,718
10,000,000     7.50%, 01/15/01 ...............................    10,903,500
14,200,000     6.50%, 05/31/01 ...............................    14,948,056
20,300,000     6.25%, 08/31/02 ...............................    21,643,454
 4,150,000     7.25%, 05/15/04 ...............................     4,737,599
 3,350,000     7.25%, 08/15/04 ...............................     3,842,852
 2,400,000     7.88%, 11/15/04 ...............................     2,844,600
12,100,000     7.00%, 07/15/06 ...............................    14,093,596
 2,250,000     6.50%, 10/15/06 ...............................     2,553,907
                                                                 -----------
                                                                 112,436,824
                                                                 -----------

               U.S. Treasury Bonds - 28.01%

   300,000     10.75%, 08/15/05 ..............................       410,391
 3,430,000     11.75%, 11/15/14 ..............................     5,469,547
 3,850,000     7.50%, 11/15/16 ...............................     4,907,364
 2,564,000     8.88%, 08/15/17 ...............................     3,707,903
 2,971,000     8.50%, 02/15/20 ...............................     4,231,625
 1,000,000     7.87%, 02/15/21 ...............................     1,351,190
10,700,000     7.50%, 11/15/24 ...............................    14,193,657
 9,550,000     6.50%, 11/15/26 ...............................    11,389,139
                                                                  ----------
                                                                  45,660,816
                                                                  ----------

               Total U.S. Government Obligations .............   158,097,640
               (Cost $148,317,070)                               -----------

Shares
------
REPURCHASE AGREEMENT - 1.73%

 2,813,287    Repurchase Agreement with:
              HSBC Securities Inc.
              5.25%, 10/01/98, dated 9/30/98
              Repurchase Price $2,813,697
              (Collateralized by U.S. Treasury Bond
              10.375%, Due 2012;
              Total Par $1,990,000
              Market Value $2,947,998) .......................    $  2,813,287
                                                                  ------------

              Total Repurchase Agreement .....................       2,813,287
              (Cost $2,813,287)                                   ------------

Total Investments - 98.70% ...................................     160,910,927
(Cost $151,130,357)                                               ------------

Net Other Assets and Liabilities - 1.30% .....................       2,123,010
                                                                  ------------
Net Assets - 100.00% .........................................    $163,033,937
                                                                  ============

                       See Notes to Financial Statements.

                               -------
                               Galaxy    Municipal Bond Fund
                               Fund II   PORTFOLIO OF INVESTMENTS
                               -------   September 30, 1998 (unaudited)

    Par                                                              Value
   Value                                                            (Note 2)
   -----                                                            --------

MUNICIPAL BONDS - 97.38%

              Alabama - 2.24%

$  400,000    Auburn University Athletics
              5.20%, 04/01/04
              Insured: MBIA ..................................... $    425,500
                                                                  ------------
              Arizona - 1.53%

   250,000    Maricopa County School District 1
              Elementary Project of 1998, Series A
              6.00%, 07/01/11
              Insured: FSA ......................................      290,000
                                                                  ------------
              Colorado - 2.92%

   500,000    Jefferson County School District, GO
              5.50%, 12/15/06
              Insured: MBIA .....................................      553,750
                                                                  ------------
              Connecticut - 2.35%

   400,000    Connecticut State Special
              Tax Obligation Revenue Transportation
              Infrastructure, Series B
              5.50%, 11/01/13
              Insured: FSA ......................................      445,500
                                                                  ------------
              Florida - 8.71%

 1,000,000    Florida State Board of Education
              Capital Outlay
              Public Education, Series A, GO
              5.70%, 06/01/08
              Insured: AMBAC ....................................    1,090,000
   540,000    Tampa Bay Water Utility Systems,
              Series B
              5.13%, 10/01/13
              Insured: FGIC .....................................      562,950
                                                                  ------------
                                                                     1,652,950
                                                                  ------------
              Illinois - 12.86%

   500,000    Chicago Metropolitan
              Water Reclamation District
              Greater Chicago, GO
              5.10%, 12/01/03 ...................................      531,875
   750,000    Illinois Health Facilities Authority Revenue
              University of Chicago Hospitals
              Series A
              5.25%, 08/15/03
              Insured: MBIA .....................................      795,000
   500,000    Illinois State Sales Tax Revenue,
              Series V
              6.00%, 06/15/08 ...................................      561,250
$  500,000    Kane County Community School District
              Number 304
              Geneva, GO
              6.00%, 06/01/04
              Insured: FGIC ..................................... $    551,875
                                                                  ------------
                                                                     2,440,000
                                                                  ------------
              Massachusetts - 4.21%

   500,000    Springfield, Series B, GO
              5.05%, 01/15/04
              Insured: MBIA .....................................      528,125
   250,000    Massachusetts State Federal Highway
              Grant Anticipation Note, Series A
              5.25%, 12/15/12 ...................................      270,625
                                                                  ------------
                                                                       798,750
                                                                  ------------
              Michigan - 4.05%

   750,000    Michigan State Building Authority Revenue
              Facilities Program, Series II
              5.05%, 10/15/14 ...................................      768,750
                                                                  ------------
              Missouri - 5.84%

 1,000,000    Sikeston Electric Revenue
              6.00%, 06/01/04
              Insured: MBIA .....................................    1,108,750
                                                                  ------------
              Nevada - 6.92%

   750,000    Clark County School District Revenue
              Series B, GO
              5.00%, 05/01/02
              Insured: FGIC .....................................      781,875
   500,000    Las Vegas Valley
              Water District Revenue, GO
              5.40%, 09/01/04
              Insured: AMBAC ....................................      530,000
                                                                  ------------
                                                                     1,311,875
                                                                  ------------
              New Jersey - 4.20%

   750,000    New Jersey Health Care Facilities
              Financing Authority
              Dover General Hospital and Medical Center
              5.60%, 07/01/02
              Insured: MBIA .....................................      797,813
                                                                  ------------

              New York - 8.63%

   500,000    Nassau County IDA
              Civic Facility
              5.25%, 07/01/08 ...................................      543,750

                       See Notes to Financial Statements.

                                 -------
                                 Galaxy    Municipal Bond Fund
                                 Fund II   PORTFOLIO OF INVESTMENTS (continued)
                                 -------   September 30, 1998 (unaudited)

    Par                                                              Value
   Value                                                            (Note 2)
   -----                                                            --------
              New York (continued)

$  500,000    New York State Dormitory
              Authority Revenues, City University System
              Consolidated, Series A
              5.50%, 07/01/02 ................................... $    527,500
   500,000    New York State Environmental
              Facilities Corp., PCR
              5.75%, 06/15/09 ...................................      566,250
                                                                  ------------
                                                                     1,637,500
                                                                  ------------
              Ohio - 2.75%

   500,000    Franklin County Ohio
              Convention Facilities Authority
              Tax and Lease Revenue Anticipation Bonds
              5.00%, 12/01/11
              Insured: MBIA .....................................      522,500
                                                                  ------------
              Oklahoma - 4.20%

   750,000    Oklahoma State Capital Improvement
              Authority Highway,
              5.00%, 06/01/05
              Insured: MBIA .....................................      797,812
                                                                  ------------
              Pennsylvania - 4.02%

   750,000    Pennsylvania State IDA
              Economic Development
              5.00%, 01/01/00
              Insured: AMBAC ....................................      762,188
                                                                  ------------
              Texas - 2.77%

   500,000    Carrollton Farmers Branch
              Independent School District, GO
              5.10%, 02/15/04 ...................................      525,625
                                                                  ------------
              Virginia - 4.25%

   750,000    Virginia State Transportation Board
              Transportation Contract Revenue
              Route 28 Project
              6.00%, 04/01/10 ...................................      805,312
                                                                  ------------
              Washington - 5.70%

   750,000    Seattle Municipal Light & Power Revenue
              Series B
              5.75%, 08/01/07 ...................................      807,188
   250,000    Seattle Water System
              5.38%, 08/01/09 ...................................      273,437
                                                                  ------------
                                                                     1,080,625
                                                                  ------------
              West Virginia - 4.55%

$  500,000    West Virginia School Building Authority
              Refunding, Capital Improvement
              5.30%, 07/01/09
              Insured: AMBAC .................................... $    541,875
   300,000    West Virginia State Housing Development
              Fund Housing Finance, Series A
              5.55%, 11/01/10 ...................................      321,000
                                                                  ------------
                                                                       862,875
                                                                  ------------
              Wisconsin - 4.68%

   850,000    Milwaukee Corporate Purpose
              Series A, GO
              5.50%, 06/15/08 ...................................      888,250
                                                                  ------------

              Total Municipal Bonds .............................   18,476,325
              (Cost $17,400,171)                                  ------------

Shares
------
INVESTMENT COMPANY - 1.36%

   258,904    Federated Tax-Exempt Obligations Fund .............      258,904
                                                                  ------------

              Total Investment Company ..........................      258,904
              (Cost $258,904)                                     ------------

Total Investments - 98.74% ......................................   18,735,229
(Cost $17,659,075)                                                ------------

Net Other Assets and Liabilities - 1.26% ........................      238,787
                                                                  ------------
Net Assets - 100.00% ............................................ $ 18,974,016
                                                                  =============

------------------------------------------------
AMBAC    American Municipal Bond Assurance Corp.

FGIC     Financial Guaranty Insurance Corp.

FSA      Financial Security Assurance Corp.

GO       General Obligation

IDA      Industrial Development Authority

MBIA     Municipal Bond Insurance Association

PCR      Pollution Control Revenue

                       See Notes to Financial Statements.

                                  --------
                                  Galaxy
                                  Fund II   STATEMENTS OF ASSETS AND LIABILITIES
                                  --------  September 30, 1998 (unaudited)

                                                    Large             Small                              U.S.
                                                   Company           Company          Utility          Treasury          Municipal
                                                 Index Fund        Index Fund       Index Fund        Index Fund         Bond Fund
                                                 ----------        ----------       ----------        ----------         ---------
ASSETS:
   Investments (Note 2):
     Investments at cost....................    $ 374,488,124    $  299,615,110    $  43,921,902    $  148,317,070    $  17,659,075
     Repurchase agreement...................       19,916,826         7,386,373          467,268         2,813,287               --
     Net unrealized appreciation
      (depreciation)........................      221,726,523       (26,568,168)      13,365,042         9,780,570        1,076,154
                                                -------------    --------------    -------------    --------------    -------------
         Total investments at value.........      616,131,473       280,433,315       57,754,212       160,910,927       18,735,229
     Cash...................................          114,719                --               --           367,281           84,841
     Receivable for investments sold........               --                --               --         1,031,169               --
     Receivable for shares sold.............           23,402                --           41,674           592,073               --
     Interest and dividend receivables......          766,838           158,908          144,930         2,558,542          271,502
                                                -------------    --------------    -------------    --------------    -------------
         Total Assets......................       617,036,432       280,592,223       57,940,816       165,459,992       19,091,572
                                                -------------    --------------    -------------    --------------    -------------
LIABILITIES:
   Payable for investments purchased........        2,832,159         1,554,488               --         2,231,851               --
   Payable for shares repurchased...........          367,468            51,952               --           134,077               --
   Payable for daily variation margin
     on futures contracts...................          645,770           156,665               --                --               --
   Due to custodian.........................               --             4,140              325                --               --
   Distributions payable....................               --            19,017              274             7,177          108,371
   Advisory fee payable (Note 4)............           50,115            22,905            4,517            12,803            3,829
   Sub-account services fee payable (Note 4)           36,763                69               10             1,739               --
   Administration fee payable (Note 4)......          150,349            68,714           13,548            38,408            5,356
                                                -------------    --------------    -------------    --------------    -------------
         Total Liabilities..................        4,082,624         1,877,950           18,674         2,426,055          117,556
                                                -------------    --------------    -------------    --------------    -------------
NET ASSETS:.................................    $ 612,953,808    $  278,714,273    $  57,922,142    $  163,033,937    $  18,974,016
                                                =============    ==============    =============    ==============    =============
NET ASSETS consist of:
   Par value (Note 3).......................    $      20,671    $       17,826    $       3,931    $       14,764    $       1,778
   Paid-in capital in excess of par value...      377,641,483       279,642,769       44,165,391       156,814,190       18,635,164
   Undistributed net
     investment income......................        5,712,358         1,082,141           78,714           441,464           21,436
   Accumulated net realized gain (loss) on
     investments sold and futures contracts.        7,667,633        24,199,765          309,064        (4,017,051)        (760,516)
   Unrealized appreciation (depreciation) of
     investments and futures contracts......      221,911,663       (26,228,228)      13,365,042         9,780,570        1,076,154
                                                -------------    --------------    -------------    --------------    -------------
TOTAL NET ASSETS............................    $ 612,953,808    $  278,714,273    $  57,922,142    $  163,033,937    $  18,974,016
                                                =============    ==============    =============    ==============    =============
   Shares of beneficial interest outstanding       20,671,337        17,825,836        3,930,512        14,764,264        1,777,548

NET ASSET VALUE,
   offering and redemption price per share
   (Net Assets [divided sign]
    Shares Outstanding) .......                 $       29.65    $        15.64    $       14.74    $        11.04    $       10.67
                                                =============    ==============    =============    ==============    =============

                       See Notes to Financial Statements.

                -------
                Galaxy
                Fund II  STATEMENTS OF OPERATIONS
                -------  For the six months ended September 30, 1998 (unaudited)


                                                   Large             Small                              U.S.
                                                  Company           Company          Utility          Treasury          Municipal
                                                Index Fund        Index Fund       Index Fund        Index Fund         Bond Fund
                                                ----------        ----------       ----------        ----------         ---------
INVESTMENT INCOME:
   Interest (Note 2)........................   $     818,806     $     311,387      $    10,374      $  4,143,924      $   448,274
   Dividends (Note 2).......................       4,713,023         1,402,018        1,155,915                --               --
                                               -------------     -------------      -----------      ------------      -----------
     Total Investment Income................       5,531,829         1,713,405        1,166,289         4,143,924          448,274
                                               -------------     -------------      -----------      ------------      -----------
EXPENSES:
   Investment advisory fee (Note 4).........         323,373           178,176           27,310            65,866           22,360
   Sub-account services fee (Note 4)........         233,388             4,936               62             8,340               --
   Administration fee (Note 4)..............         970,118           534,527           81,929           197,599           31,304
   Trustees' fees (Note 4)..................           8,627             4,753              729             1,757              239
                                               -------------     -------------      -----------      ------------      -----------
     Total expenses before reimbursement....       1,535,506           722,392          110,030           273,562           53,903
                                               -------------     -------------      -----------      ------------      -----------
     Less: reimbursement by
       sub-administrator (Note 4)...........          (8,627)           (4,753)            (729)           (1,757)            (239)
                                               -------------     -------------      -----------      ------------      -----------
     Total expenses net of reimbursement....       1,526,879           717,639          109,301           271,805           53,664
                                               -------------     -------------      -----------      ------------      -----------
NET INVESTMENT INCOME.......................       4,004,950           995,766        1,056,988         3,872,119          394,610
                                               -------------     -------------      -----------      ------------      -----------
   NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS (Note 2):
   Net realized gain on investments sold....       3,677,743        15,070,745          583,114           701,522           99,303
   Net realized loss on futures contracts...      (3,142,043)       (2,662,827)              --                --               --
   Net change in unrealized appreciation
     (depreciation) on investments
     and futures contracts..................     (52,679,872)     (107,666,542)       1,480,695         6,547,636          184,406
                                               -------------     -------------      -----------      ------------      -----------
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS..................     (52,144,172)      (95,258,624)       2,063,809         7,249,158          283,709
                                               -------------     -------------      -----------      ------------      -----------
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS...........    $ (48,139,222)    $ (94,262,858)     $ 3,120,797      $ 11,121,277      $   678,319
                                               =============     =============      ===========      ============      ===========

                       See Notes to Financial Statements.

                                  -------
                                  Galaxy
                                  Fund II   STATEMENTS OF CHANGES IN NET ASSETS
                                  -------

                                                                Large Company Index Fund                Small Company Index Fund
                                                                ------------------------                ------------------------
                                                            Six months ended     Year ended       Six months ended     Year ended
                                                           September 30, 1998     March 31,      September 30, 1998     March 31,
                                                               (unaudited)         1998               (unaudited)          1998
                                                               -----------       ----------           -----------       ----------
NET ASSETS at beginning of period.........................   $ 626,739,815     $ 421,651,872        $  399,161,589    $ 309,473,671
                                                             -------------     -------------        --------------    -------------
Increase (Decrease) in net assets
resulting from operations:
   Net investment income..................................       4,004,950         7,524,790               995,766        3,545,135
   Net realized gain on investments sold
     and futures contracts................................         535,700         8,934,766            12,407,918      123,203,202
   Net change in unrealized appreciation
     (depreciation) of investments and futures contracts..     (52,679,872)      183,848,113          (107,666,542)      (3,093,193)
                                                             -------------     -------------        --------------    -------------
       Net increase (decrease) in net assets
       resulting from operations..........................     (48,139,222)      200,307,669           (94,262,858)     123,655,144
                                                             -------------     -------------        --------------    -------------
Dividends to shareholders from:
   Net investment income..................................              --        (8,106,897)                   --       (4,299,224)
   Net realized gain on investments.......................              --       (24,866,874)                   --     (125,397,558)
   Return of capital......................................              --                --                    --               --
                                                             -------------     -------------        --------------    -------------
       Total Dividends....................................              --       (32,973,771)                   --     (129,696,782)
                                                             -------------     -------------        --------------    -------------
Share transactions:
   Net proceeds from sales of shares......................     121,133,697       125,916,092           151,641,486      154,300,377
   Issued to shareholders in reinvestment
     of dividends.........................................              --        30,476,182                    --      124,421,641
   Costs of shares repurchased............................     (86,780,482)     (118,638,229)         (177,825,944)    (182,992,462)
                                                             -------------     -------------        --------------    -------------
Net increase (decrease) in net assets from share
 transactions                                                   34,353,215        37,754,045           (26,184,458)      95,729,556
                                                             -------------     -------------        --------------    -------------
       Net increase (decrease) in net assets..............     (13,786,007)      205,087,943          (120,447,316)      89,687,918
                                                             -------------     -------------        --------------    -------------
       NET ASSETS at end of period (including line A).....   $ 612,953,808     $ 626,739,815        $  278,714,273    $ 399,161,589
                                                             =============     =============        ==============    =============
       (A) Accumulated undistributed
       net investment income..............................   $   5,712,358     $   1,707,408        $    1,082,141    $      86,375
                                                             =============     =============        ==============    =============
OTHER INFORMATION:
Share transactions:
   Sold...................................................       3,773,250         4,489,641             7,847,707        6,733,472
   Issued to shareholders in reinvestment
     of dividends.........................................              --         1,105,389                    --        6,874,116
   Repurchased............................................      (2,735,404)       (4,220,133)           (9,277,004)      (8,022,886)
                                                             -------------     -------------        --------------    -------------
   Net increase (decrease) in shares outstanding..........       1,037,846         1,374,897            (1,429,297)       5,584,702
                                                             =============     =============        ==============    =============

                       See Notes to Financial Statements.

           Utility Index Fund                   U.S. Treasury Index Fund                  Municipal Bond Fund
           ------------------                   ------------------------                  -------------------
   Six months ended      Year ended        Six months ended     Year ended        Six months ended     Year ended
  September 30, 1998     March 31,        September 30, 1998     March 31,       September 30, 1998     March 31,
      (unaudited)          1998               (unaudited)          1998              (unaudited)          1998
      -----------        ----------       ------------------    ----------       ------------------    ----------
     $  55,864,298    $   45,582,419        $  118,637,938    $ 111,312,677         $  18,146,608    $   19,921,203
     -------------    --------------        --------------    -------------         -------------    --------------
         1,056,988         2,075,208             3,872,119        6,960,733               394,610           869,063

           583,114         2,929,533               701,522          784,427                99,303           133,115

         1,480,695        11,329,523             6,547,636        4,886,494               184,406           552,377
     -------------    --------------        --------------    -------------         -------------    --------------
         3,120,797        16,334,264            11,121,277       12,631,654               678,319         1,554,555
     -------------    --------------        --------------    -------------         -------------    --------------

          (978,274)       (2,264,013)           (3,872,119)      (6,965,049)             (394,610)         (869,844)
                --        (3,048,725)                   --               --                    --                --
                --          (269,715)                   --               --                    --                --
     -------------    --------------        --------------    -------------         -------------    --------------
          (978,274)       (5,582,453)           (3,872,119)      (6,965,049)             (394,610)         (869,844)
     -------------    --------------        --------------    -------------         -------------    --------------

         2,576,844         5,123,255            48,626,696       23,508,142             2,705,066         1,759,683

           886,153         5,236,180             2,912,204        5,296,251               345,859           762,023
        (3,547,676)      (10,829,367)          (14,122,059)     (27,415,737)           (2,507,226)       (4,981,012)
     -------------    --------------        --------------    -------------         -------------    --------------
           (84,679)         (469,932)           37,416,841        1,388,656               543,699        (2,459,306)
     -------------    --------------        --------------    -------------         -------------    --------------
         2,057,844        10,281,879            44,665,999        7,055,261               827,408        (1,774,595)
     -------------    --------------        --------------    -------------         -------------    --------------

     $  57,922,142    $   55,864,298        $  163,303,937    $ 118,367,938         $  18,974,016    $   18,146,608
     =============    ==============        ==============    =============         =============    ==============

     $      78,714    $           --        $      441,464    $     441,464         $      21,436    $       21,436
     =============    ==============        ==============    =============         =============    ==============

           184,516           391,273             4,546,297        2,296,503               256,470           168,434

            63,083           406,414               261,279          469,557                32,827            73,153
          (255,751)         (849,745)           (1,311,256)      (2,645,907)             (238,459)         (476,829)
     -------------    --------------        --------------    -------------         -------------    --------------
            (8,152)          (52,058)            3,496,320          120,153                50,838          (235,242)
     =============    ==============        ==============    =============         =============    ==============

                        -------
                        Galaxy    Large Company Index Fund
                        Fund II   FINANCIAL HIGHLIGHTS
                        -------   For a Share outstanding throughout each period

                                             Six months ended                         Years ended March 31,
                                            September 30, 1998    --------------------------------------------------------------
                                                (unaudited)          1998         1997         1996         1995         1994(1)
                                            -------------------      ----         ----         ----         ----        -------
Net Asset Value, Beginning of period......     $   31.92        $   23.09     $  20.06     $  15.76       $14.36      $ 14.59
                                               ---------        ---------     --------     --------       ------      -------

Income from Investment Operations:
   Net investment income(2)...............          0.19             0.40         0.43         0.38         0.37         0.36
   Net realized and unrealized gain (loss)
     on investments and futures contracts.         (2.46)           10.23         3.41         4.57         1.73        (0.20)
                                               ---------        ---------     --------     --------       ------      -------
       Total from Investment Operations...         (2.27)           10.63         3.84         4.95         2.10         0.16
                                               ---------        ---------     --------     --------       ------      -------

Less Dividends:
   Dividends from net investment income...            --            (0.44)       (0.38)       (0.31)       (0.37)      (0.36)
   Dividends from net realized capital gains          --            (1.36)       (0.43)       (0.34)       (0.33)      (0.03)
                                               ---------        ---------     --------     --------       ------      -------
       Total Dividends....................            --            (1.80)       (0.81)       (0.65)       (0.70)      (0.39)
                                               ---------        ---------     --------     --------       ------      -------
       Net increase (decrease) in net
          asset value ....................         (2.27)            8.83         3.03         4.30         1.40        (0.23)
                                               ---------        ---------     --------     --------       ------      -------
       Net Asset Value, End of period.....     $   29.65        $   31.92     $  23.09     $  20.06       $15.76      $ 14.36
                                               =========        =========     ========     ========        =====      =======
       Total Return.......................         (7.11)%**        47.29%       19.32%       31.80%       15.07%        1.02%

Ratios/Supplemental Data:
Net assets, End of period (in 000's).....      $ 612,954        $ 626,740     $421,652     $240,689     $147,597     $143,828
Ratios to average net assets:
   Net investment income including
     reimbursement........................          1.24%*           1.44%        2.19%        2.11%        2.48%        2.41%
   Operating expenses including
     reimbursement........................          0.47%*           0.40%        0.40%        0.40%        0.40%        0.40%
   Operating expenses excluding
     reimbursement........................          0.47%*           0.40%        0.40%        0.41%        0.41%        0.40%
Portfolio turnover rate...................             1%**             3%          11%           5%           7%           4%

--------------------------------
   * Annualized

  ** Not annualized

 (1) Audited by other auditors.

 (2) Net investment income per share before reimbursement by the sub-administrator for the six months ended September 30, 1998 (unaudited) and the fiscal years ended March 31, 1998, 1997, 1996 and 1995 was $0.19, $0.40, $0.43, $0.38 and $0.37, respectively.

                       See Notes to Financial Statements.

                        -------
                        Galaxy    Small Company Index Fund
                        Fund II   FINANCIAL HIGHLIGHTS
                        -------   For a Share outstanding throughout each period

                                             Six months ended                          Years ended March 31,
                                            September 30, 1998   ----------------------------------------------------------------
                                                (unaudited)          1998*        1997         1996          1995        1994(1)
                                            ------------------       -----        ----         ----          ----        -------
Net Asset Value, Beginning of period .....     $   20.73         $  22.64     $  22.30     $  17.62      $  17.49      $  17.42
                                                --------         --------     --------     --------      --------      --------

Income from Investment Operations:
   Net investment income(2)...............          0.06             0.27         0.38         0.32          0.32          0.26
   Net realized and unrealized gain (loss)
     on investments and futures contracts.         (5.15)            7.64         1.76         5.07          0.91          0.39
                                                --------         --------     --------     --------      --------      --------
        Total from Investment Operations..         (5.09)            7.91         2.14         5.39          1.23          0.65
                                                --------         --------     --------     --------      --------      --------
Less Dividends:
   Dividends from net investment income...            --            (0.33)       (0.34)       (0.38)        (0.32)        (0.25)
   Dividends from net realized
     capital gains .......................            --            (9.49)       (1.46)       (0.33)        (0.78)        (0.33)
                                                --------         --------     --------     --------      --------      --------
        Total Dividends...................            --            (9.82)       (1.80)       (0.71)        (1.10)        (0.58)
                                                --------         --------     --------     --------      --------      --------
Net increase (decrease) in net asset value         (5.09)           (1.91)        0.34         4.68          0.13          0.07
                                                --------         --------     --------     --------      --------      --------
Net Asset Value, End of period............     $   15.64         $  20.73     $  22.64     $  22.30      $  17.62      $  17.49
                                                ========         ========     ========     ========      ========      ========

Total Return .............................        (24.36)%***       41.22%        9.60%       30.85%         7.60%         3.64%

Ratios/Supplemental Data:
Net assets, End of period (in 000's)......      $278,714         $399,162     $309,474     $291,724      $235,295      $255,347
Ratios to average net assets:
   Net investment income including
     reimbursement........................          0.56%**          0.97%        1.59%        1.52%         1.72%         1.55%
   Operating expenses including
     reimbursement........................          0.40%**          0.40%        0.40%        0.40%         0.40%         0.40%
   Operating expenses excluding
     reimbursement........................          0.41%**          0.40%        0.40%        0.41%         0.40%         0.40%
Portfolio turnover rate...................            12%***           99%           8%          14%           10%          17%

---------------------------------
* At a Special Meeting of Shareholders of the Small Company Index Fund held on May 9, 1997, shareholders approved a change in the Fund's target index from the Russell Special Small Company Index to the Standard & Poor's Small Cap 600 Stock Price Index.

**   Annualized

***  Not annualized

(1)  Audited by other auditors.

(2) Net investment income per share before reimbursement by the sub-administrator for the six months ended September 30, 1998 (unaudited) and the fiscal years ended March 31, 1998, 1997, 1996 and 1995 was $0.06, $0.27, $0.38, $0.31 and $0.31, respectively.

                       See Notes to Financial Statements.

                        -------
                        Galaxy    Utility Index Fund
                        Fund II   FINANCIAL HIGHLIGHTS
                        -------   For a Share outstanding throughout each period

                                             Six months ended                          Years ended March 31,
                                            September 30, 1998    --------------------------------------------------------------
                                                (unaudited)          1998*        1997         1996         1995        1994(1)
                                            ------------------      ------        ----         ----         ----        -------
Net Asset Value, Beginning of period......       $ 14.18          $ 11.42      $ 12.03      $  9.88      $  9.99       $ 10.93
                                                 -------          -------      -------      -------      -------       -------

Income from Investment Operations:
   Net investment income(2)...............          0.27             0.54         0.49         0.44         0.47          0.43
   Net realized and unrealized gain (loss)
     on investments and futures contracts.          0.54             3.71        (0.09)        2.15        (0.03)        (0.93)
                                                 -------          -------      -------      -------      -------       -------
        Total from Investment Operations..          0.81             4.25         0.40         2.59         0.44         (0.50)
                                                 -------          -------      -------      -------      -------       -------

Less Dividends:
   Dividends from net investment income...         (0.25)           (0.60)       (0.46)       (0.44)       (0.46)        (0.43)
   Dividends from net realized capital gains          --            (0.82)       (0.55)          --        (0.08)        (0.01)
   Dividends in excess of net
     realized capital gains...............            --               --           --           --        (0.01)           --
   Return of capital......................            --            (0.07)          --           --           --            --
                                                 -------          -------      -------      -------      -------       -------
        Total Dividends...................         (0.25)           (1.49)       (1.01)       (0.44)       (0.55)        (0.44)
                                                 -------          -------      -------      -------      -------       -------
Net increase (decrease) in net asset value          0.56             2.76        (0.61)        2.15        (0.11)        (0.94)
                                                 -------          -------      -------      -------     -------       -------
Net Asset Value, End of period............       $ 14.74          $ 14.18      $ 11.42      $ 12.03      $  9.88       $  9.99
                                                 =======          =======      =======      =======      =======       =======

Total Return..............................          5.82%***        39.07%        3.46%       26.61%        4.67%         4.83%

Ratios/Supplemental Data:
Net assets, End of period (in 000's)......       $57,922          $55,864      $45,582      $56,383      $52,831       $68,445
Ratios to average net assets:
   Net investment income including
     reimbursement........................          3.87%**           4.24%       3.96%        3.79%        4.62%         4.08%
   Operating expenses including
     reimbursement........................          0.40%**           0.40%       0.40%        0.40%        0.40%         0.40%
   Operating expenses excluding
     reimbursement........................          0.40%**           0.40%       0.40%        0.41%        0.41%         0.40%
Portfolio turnover rate...................             4%***            72%        170%          12%           5%           19%

------------------------------
* At a Special Meeting of Shareholders of the Utility Index Fund held on May 9, 1997, shareholders approved a change in the Fund's target index from the Russell 1000 Utility Index to the Standard & Poor's Utilities Composite Stock Price Index.

**   Annualized

***  Not annualized

(1)  Audited by other auditors.

(2) Net investment income per share before reimbursement by the sub-administrator for the six months ended September 30, 1998 (unaudited) and the fiscal years ended March 31, 1998, 1997, 1996 and 1995 was $0.27, $0.54, $0.49, $0.44 and $0.47, respectively.

                       See Notes to Financial Statements.

                        -------
                        Galaxy    U.S. Treasury Index Fund
                        Fund II   FINANCIAL HIGHLIGHTS
                        -------   For a Share outstanding throughout each period

                                             Six months ended                         Years ended March 31,
                                            September 30, 1998  --------------------------------------------------------------
                                                (unaudited)         1998         1997         1996         1995        1994(1)
                                            ------------------      ----         ----         ----         ----        -------
Net Asset Value, Beginning of period......       $  10.50       $   9.99     $  10.24     $   9.91     $  10.38      $  11.01
                                                 --------       --------     --------     --------     --------      --------

Income from Investment Operations:
   Net investment income(2)...............           0.30           0.63         0.64         0.66         0.65          0.58
   Net realized and unrealized gain (loss)
     on investments and futures contracts.           0.55           0.51        (0.25)        0.33        (0.29)        (0.29)
                                                 --------       --------     --------     --------     --------      --------
        Total from Investment Operations..           0.85           1.14         0.39         0.99         0.36          0.29
                                                 --------       --------     --------     --------     --------      --------
Less Dividends:
   Dividends from net investment income...          (0.31)         (0.63)       (0.64)       (0.65)       (0.66)        (0.58)
   Dividends in excess of net
     investment income....................             --             --           --        (0.01)       (0.01)           --
   Dividends from net realized
     capital gains .......................             --             --           --           --           --         (0.34)
   Dividends in excess of net
     realized capital gains ..............             --             --           --           --        (0.16)           --
                                                 --------       --------     --------     --------     --------      --------
        Total Dividends...................          (0.31)         (0.63)       (0.64)       (0.66)       (0.83)        (0.92)
                                                 --------       --------     --------     --------     --------      --------
Net increase (decrease) in net asset value           0.54           0.51        (0.25)        0.33        (0.47)        (0.63)
                                                 --------       --------     --------     --------     --------      --------
Net Asset Value, End of period............       $  11.04       $  10.50     $   9.99     $  10.24     $   9.91      $  10.38
                                                 ========       ========     ========     ========     ========      ========

Total Return .............................           8.28%**       11.72%        3.91%       10.09%        3.81%         2.40%

Ratios/Supplemental Data:
Net assets, End of period (in 000's)......       $163,034       $118,368     $111,313     $124,944     $104,251      $138,225
Ratios to average net assets:
   Net investment income including
     reimbursement........................           5.88%*         6.12%        6.31%        6.35%        6.43%         5.21%
   Operating expenses including
     reimbursement........................           0.41%*         0.40%        0.40%        0.40%        0.40%         0.40%
   Operating expenses excluding
     reimbursement........................           0.42%*         0.40%        0.40%        0.41%        0.41%         0.40%
Portfolio turnover rate...................             47%**          79%          39%          35%          50%           75%

--------------------------------
*    Annualized

**   Not annualized

(1)  Audited by other auditors.

(2) Net investment income per share before reimbursement by the sub-administrator for the six months ended September 30, 1998 (unaudited) and the fiscal years ended March 31, 1998, 1997, 1996 and 1995 was $0.30, $0.63, $0.64, $0.66 and $0.65, respectively.

                       See Notes to Financial Statements.

                        -------
                        Galaxy    Municipal Bond Fund
                        Fund II   FINANCIAL HIGHLIGHTS
                        -------   For a Share outstanding throughout each period

                                             Six months ended                          Years ended March 31,
                                            September 30, 1998    ---------------------------------------------------------------
                                                (unaudited)          1998         1997         1996         1995      1994(1)(2)
                                           -------------------       ----         ----         ----         ----      ----------
Net Asset Value, Beginning of period......       $ 10.51          $ 10.15      $ 10.20      $  9.94      $  9.89        $ 10.00
                                                 -------          -------      -------      -------      -------        -------
Income from Investment Operations:
   Net investment income(3)...............          0.23             0.47         0.47         0.46         0.46           0.43
   Net realized and unrealized gain (loss)
     on investments and futures contracts.          0.16             0.36        (0.05)        0.26         0.05          (0.11)
                                                 -------          -------      -------      -------      -------        -------
       Total from Investment Operations...          0.39             0.83         0.42         0.72         0.51           0.32
                                                 -------          -------      -------      -------      -------        -------

Less Dividends:
   Dividends from net investment income...         (0.23)           (0.47)       (0.47)       (0.46)       (0.46)         (0.43)
   Dividends from net realized
     capital gains .......................            --               --           --           --           --             --
                                                 -------          -------      -------      -------      -------        -------
       Total Dividends....................         (0.23)           (0.47)       (0.47)       (0.46)       (0.46)         (0.43)
                                                 -------          -------      -------      -------      -------        -------
   Net increase (decrease) in net
     asset value .......,.................          0.16             0.36        (0.05)        0.26         0.05          (0.11)
                                                 -------          -------      -------      -------      -------        -------
   Net Asset Value, End of period.........       $ 10.67          $ 10.51      $ 10.15      $ 10.20      $  9.94        $  9.89
                                                 =======          =======      =======      =======      =======        =======

Total Return.............................           3.79%**          8.29%        4.15%        7.36%        5.34%          3.10%**

Ratios/Supplemental Data:
Net assets, End of period (in 000's)......       $18,974          $18,147      $19,921      $22,478      $24,560        $33,352
Ratios to average net assets:
   Net investment income including
     reimbursement........................          4.41%*           4.49%        4.57%        4.54%        4.72%          4.35%*
   Operating expenses including
     reimbursement........................          0.60%*           0.60%        0.60%        0.60%        0.60%          0.60%*
   Operating expenses excluding
     reimbursement........................          0.60%*           0.60%        0.60%        0.61%        0.63%          0.60%*
Portfolio turnover rate...................            18%**            28%           7%           2%          47%            56%**

----------------------------------
*    Annualized.

**   Not annualized.

(1)  Audited by other auditors.

(2)  The Fund commenced operations on April 15, 1993.

(3) Net investment income per share before reimbursement by the sub-administrator for the six months ended September 30, 1998 (unaudited) and the fiscal years ended March 31, 1998, 1997, 1996 and 1995 was $0.23, $0.47, $0.47, $0.46 and $0.46, respectively.

                       See Notes to Financial Statements.

                             -------
                             Galaxy
                             Fund II
                             -------   NOTES TO FINANCIAL STATEMENTS (unaudited)

1. Organization:

Galaxy Fund II ("Galaxy II" or the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end investment company. As of the date of this report, the Trust offered five managed investment portfolios. The accompanying financial statements and financial highlights are those of the Large Company Index Fund, the Small Company Index Fund, the Utility Index Fund, the U.S. Treasury Index Fund, and the Municipal Bond Fund (individually a "Fund," collectively the "Funds").

2. Significant Accounting Policies:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Trust in the preparation of its financial statements.

Portfolio Valuation: Listed investment securities are valued by an independent pricing service approved by the Trust's Board of Trustees at the last quoted sale price on the principal exchange where such securities are traded. Unlisted securities or listed securities for which last sales prices are not available are valued at the closing bid price in the principal market where such securities trade. U.S. Government securities (other than short-term investments) are valued at the mean of the quoted bid and asked prices in the over-the-counter market. Debt securities of U.S. issuers (other than U.S. Government securities and short-term securities), including municipal securities, are valued at the mean between the quoted bid price and the asked price. Short-term obligations that mature in 60 days or less are valued at amortized cost, which approximates market value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available are valued based on fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Futures Contracts: Each Fund, except the U.S. Treasury Index Fund, may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or the change in the value of a specified financial index over a predetermined time period. Cash or securities are deposited with brokers in order to establish and maintain a position. Subsequent payments made or received by the Fund based on the daily change in the market value of the position are recorded as unrealized gains or losses until the contract is closed out, at which time the gains or losses are realized.

Security Transactions and Investment Income: Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined on the identified cost method. Interest income and expenses are recorded on the accrual basis. Dividends are recorded on the ex-dividend date.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared daily and paid monthly for the U.S. Treasury Index Fund and the Municipal Bond Fund, declared and paid quarterly for the Utility Index Fund and declared and paid annually for the Small Company Index Fund and the Large Company Index Fund. Net realized capital gains, if any, are distributed at least annually. Income dividends and capital gain dividends are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Federal Income Taxes: The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, each Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending March 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains, and certain other amounts, if any, each Fund will not be subject to a federal excise tax. Therefore, no federal tax provision is recorded.

Repurchase Agreements: Each Fund may engage in repurchase agreement transactions with institutions that the Trust's investment advisor has determined are creditworthy pursuant to guidelines established by the Trust's Board of Trustees. Each repurchase agreement transaction is recorded at cost plus accrued interest. Each Fund requires that the securities collateralizing a repurchase agreement transaction be transferred to the Trust's custodian in a manner that is intended to enable the Fund to obtain those securities in the

                 -------
                 Galaxy
                 Fund II
                 -------   NOTES TO FINANCIAL STATEMENTS (continued) (unaudited)

event of a counterparty default. The value of the collateral securities is monitored daily to ensure that the value of the collateral, including accrued interest, equals or exceeds the repurchase price. Repurchase agreement transactions involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities, and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

3. Shares of Beneficial Interest:

The Trust's Declaration of Trust authorizes the Trust to issue an unlimited number of shares of beneficial interest, with $0.001 par value. The Trust's shares are classified into five series.

4. Investment Advisory, Administration and Distribution Agreements:

The Trust and Fleet Investment Advisors Inc. (the "Investment Advisor"), an indirect wholly-owned subsidiary of Fleet Financial Group, Inc., are parties to an investment advisory agreement under which the Investment Advisor provides advisory services for a fee, computed daily and paid monthly, at the annual rate of 0.10% of the average daily net assets of the Large Company Index, Small Company Index, Utility Index and U.S. Treasury Index Funds, and 0.25% of the average daily net assets of the Municipal Bond Fund.

The Trust and Fleet National Bank (the "Administrator") are parties to an administration agreement. Under the agreement, the Administrator pays all expenses of the Funds, except the fees and expenses of the Trustees who are not interested persons of the Trust, brokerage fees and commissions, interest on borrowings, taxes, annual sub-account fees payable with respect to shares of the Funds held by defined contribution plans, and such extraordinary, non-recurring expenses as may arise, including litigation, to which the Trust may be a party. For its services as administrator, the Administrator receives a fee at an annual rate of 0.30% of the average daily net assets of each of the Large Company Index, Small Company Index, Utility Index and U.S. Treasury Index Funds, and 0.35% of the average daily net assets of the Municipal Bond Fund.

The Administrator has entered into a sub-administration agreement with First Data Investor Services Group, Inc. ("Investor Services Group"), a wholly-owned subsidiary of First Data Corporation ("First Data"), under which Investor Services Group provides administrative, accounting and transfer agent services to the Trust. The Administrator bears the fees of Investor Services Group for serving in this capacity. First Data Distributors, Inc. ("FD Distributors"), a wholly-owned subsidiary of Investor Services Group and an indirect wholly-owned subsidiary of First Data, acts as the exclusive distributor of the Trust's shares.

The Trust and Investor Services Group may enter into agreements with one or more entities, including the Administrator and other affiliates of the Investment Advisor, pursuant to which such entities agree to perform certain sub-account and administrative functions ("Sub-Account Services") on a per account basis with respect to shares of the Funds held by defined contribution plans. Such entities are compensated by Investor Services Group for the Sub-Account Services and in connection therewith the transfer agency fees payable by the Funds to Investor Services Group have been increased by an amount equal to these fees.

Certain officers of the Trust may be officers of Investor Services Group and/or FD Distributors. Such officers receive no compensation from the Trust for serving in their respective roles. No officer, director or employee of the Investment Advisor serves as an officer, Trustee or employee of the Trust. Effective March 5, 1998, each Trustee is entitled to receive for services as a Trustee of the Trust, The Galaxy Fund ("Galaxy") and The Galaxy VIP Fund ("VIP") an aggregate fee of $40,000 per annum plus certain other fees for attending or participating in meetings as well as reimbursement for expenses incurred in attending meetings. Prior to March 5, 1998, each Trustee was entitled to receive for services as a Trustee of the Trust, Galaxy and VIP an aggregate fee of $29,000 per annum plus certain other fees for attending or participating in meetings as well as reimbursement for expenses incurred in attending meetings. The Chairman of the Boards of Trustees and the President and Treasurer of the Trust, Galaxy and VIP are also entitled to additional fees for their services in these capacities. These fees are allocated among the funds of the Trust, Galaxy and VIP based on their relative net assets.

Each Trustee is eligible to participate in The Galaxy Fund/The Galaxy VIP Fund/Galaxy Fund II Deferred Compensation Plan (the "Plan"), an unfunded, nonqualified deferred compensation plan. The Plan allows each Trustee to defer receipt of all or a percentage of fees that would otherwise be payable for services performed.

Investor Services Group voluntarily agreed to reimburse the funds for Trustees' fees. Investor Services Group at its discretion may revise or discontinue the voluntary expense reimbursement at any time.

                 -------
                 Galaxy
                 Fund II
                 -------   NOTES TO FINANCIAL STATEMENTS (continued) (unaudited)

5. Securities Transactions:

The cost of purchases and the proceeds from sales of securities (excluding short-term investments and futures contracts) for the six months ended September 30, 1998 for each Fund were as follows:

                                      U.S. Government                           Other Investment
                                         Securities                                Securities
                                 ---------------------------             -----------------------------
                                  Purchases          Sales                Purchases           Sales
                                 -----------      ----------             ------------      -----------
Large Company Index...........    $        --    $        --             $ 42,941,373      $ 6,660,112
Small Company Index...........             --             --               39,987,850       61,181,189
Utility Index.................             --             --                2,321,156        2,460,712
U.S. Treasury Index...........     96,652,355     60,143,072                       --               --
Municipal Bond................             --             --                3,341,431        3,204,208

The aggregate cost, gross unrealized appreciation and depreciation and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis at September 30, 1998 for each Fund were as follows:

                                     Cost         Appreciation        (Depreciation)            Net
                                 ---------------------------------------------------------------------
Large Company Index ..........   $394,404,950     $243,178,916        $(21,452,393)       $221,726,523
Small Company Index ..........    307,001,483       43,559,653         (70,127,821)        (26,568,168)
Utility Index  ...............     44,389,170       14,061,585            (696,543)         13,365,042
U.S. Treasury Index ..........    151,130,357        9,827,800             (47,230)          9,780,570
Municipal Bond  ..............     17,659,075        1,076,154                  --           1,076,154

At March 31, 1998, the following Funds had capital loss carryforwards:

                             Capital loss      Expiration
                             Carryforward         Date
                             ------------      ----------
U.S. Treasury Index......     $4,119,808          2003
                                 548,015          2004
Municipal Bond...........        656,478          2003
                                 203,341          2004

6. Financial Instruments:

The Large Company Index, Small Company Index and Utility Index Funds may enter into stock index futures contracts that are traded on a national exchange. These Funds will enter into stock index futures contracts only for bona fide hedging purposes or as otherwise permitted by the Commodities Futures Trading Commission ("CFTC"). If permitted, these Funds may use stock index futures to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs or to seek higher investment returns when a stock index futures contract is priced more attractively than the securities in the underlying index. The Municipal Bond Fund may enter into interest rate futures contracts and municipal bond index futures contracts only for bona fide hedging purposes or as otherwise permitted by CFTC regulations. In addition, the Municipal Bond Fund may purchase put or call options on interest rate and municipal bond index futures contracts, which are traded on a United States exchange, as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. A Fund will segregate assets to cover its commitments on purchased futures contracts.

Risks associated with using financial instruments such as futures as a hedge include an imperfect correlation between the movements in the price of the instruments and the price of the underlying securities and interest rates, an illiquid secondary market for the instruments or the inability of counterparties to perform under the terms of the contract.

7. Concentration of Credit Risk:

The Utility Index Fund will concentrate its investments in the utility industry. As a result, the Fund's investments may be subject to greater risk and market fluctuation than a fund that invests in securities representing a broader range of investment alternatives.

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